UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
(Exact name of registrant as specified in charter)

470 Park Avenue South

New York, NY 10016
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

1-646-495-7333

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

The Internet Fund
Advisor Class A | KINAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$183	1.92%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a 9.27% loss trailing the S&P 500 Index and the NASDAQ Composite Index which posted 17.88% and 21.14%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency. Bitcoin prices reached an all-time high price this year, but declined into the year end. Regardless, Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. The Fund also experienced losses in various “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. These losses were partially offset by gains in defense technology, financial exchange and payments companies.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services (exchanges), specifically Miami International Holdings (Ticker: MIAX).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Internet Fund	PAGE 1	TSR-AR-494613862

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-9.27	12.43	15.21
Advisor Class A (with sales charge)	-14.49	11.11	14.53
S&P 500 TR	17.88	14.42	14.82
NASDAQ Composite Total Return Index	21.14	13.35	17.66
NASDAQ Composite Index Price	20.36	12.52	16.59
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$281,748,329
Number of Holdings	42
Net Advisory Fee	$4,229,249
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	61.4%
Utilities	19.3%
Professional, Scientific, and Technical Services	4.4%
Real Estate and Rental and Leasing	1.3%
Manufacturing	1.2%
Information	1.2%
Administrative and Support and Waste Management and Remediation Services	1.0%
Management of Companies and Enterprises	0.2%
Arts, Entertainment, and Recreation	0.2%
Cash & Other	9.8%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.0%
Texas Pacific Land Corp.	19.3%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	3.8%
Miami International Holdings Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.2%
Bolt Data & Energy Inc.	1.4%
Galaxy Digital, Inc.	1.2%
Landbridge Co. LLC	1.2%
Mastercard, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Internet Fund	PAGE 2	TSR-AR-494613862

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 3	TSR-AR-494613862

The Internet Fund
Advisor Class C | KINCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$230	2.42%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a 9.72% loss trailing the S&P 500 Index and the NASDAQ Composite Index which posted 17.88% and 21.14%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency. Bitcoin prices reached an all-time high price this year, but declined into the year end. Regardless, Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. The Fund also experienced losses in various “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. These losses were partially offset by gains in defense technology, financial exchange and payments companies.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services (exchanges), specifically Miami International Holdings (Ticker: MIAX).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Internet Fund	PAGE 1	TSR-AR-494613763

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-9.72	11.87	14.64
Advisor Class C (with sales charge)	-10.60	11.87	14.64
S&P 500 TR	17.88	14.42	14.82
NASDAQ Composite Total Return Index	21.14	13.35	17.66
NASDAQ Composite Index Price	20.36	12.52	16.59
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$281,748,329
Number of Holdings	42
Net Advisory Fee	$4,229,249
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	61.4%
Utilities	19.3%
Professional, Scientific, and Technical Services	4.4%
Real Estate and Rental and Leasing	1.3%
Manufacturing	1.2%
Information	1.2%
Administrative and Support and Waste Management and Remediation Services	1.0%
Management of Companies and Enterprises	0.2%
Arts, Entertainment, and Recreation	0.2%
Cash & Other	9.8%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.0%
Texas Pacific Land Corp.	19.3%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	3.8%
Miami International Holdings Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.2%
Bolt Data & Energy Inc.	1.4%
Galaxy Digital, Inc.	1.2%
Landbridge Co. LLC	1.2%
Mastercard, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Internet Fund	PAGE 2	TSR-AR-494613763

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 3	TSR-AR-494613763

The Internet Fund
No Load Class | WWWFX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Internet Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$159	1.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a 9.04% loss trailing the S&P 500 Index and the NASDAQ Composite Index which posted 17.88% and 21.14%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was largely driven by its exposure to blockchain and cryptocurrency. Bitcoin prices reached an all-time high price this year, but declined into the year end. Regardless, Bitcoin continues to distinguish itself from other cryptocurrencies, which is supported by an increasingly supportive regulatory environment. The Fund also experienced losses in various “hard asset” companies, which we believe stand to benefit from rising price levels as well as technological innovations, particularly in the energy sector. These losses were partially offset by gains in defense technology, financial exchange and payments companies.
POSITIONING
The portfolio remains focused on undervalued companies participating in the growth of the internet as well as companies that provide new services or products made possible by internet-related technologies. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services (exchanges), specifically Miami International Holdings (Ticker: MIAX).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Internet Fund	PAGE 1	TSR-AR-460953102

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-9.04	12.71	15.49
S&P 500 TR	17.88	14.42	14.82
NASDAQ Composite Total Return Index	21.14	13.35	17.66
NASDAQ Composite Index Price	20.36	12.52	16.59
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$281,748,329
Number of Holdings	42
Net Advisory Fee	$4,229,249
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	61.4%
Utilities	19.3%
Professional, Scientific, and Technical Services	4.4%
Real Estate and Rental and Leasing	1.3%
Manufacturing	1.2%
Information	1.2%
Administrative and Support and Waste Management and Remediation Services	1.0%
Management of Companies and Enterprises	0.2%
Arts, Entertainment, and Recreation	0.2%
Cash & Other	9.8%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	52.0%
Texas Pacific Land Corp.	19.3%
Grayscale Bitcoin Mini Trust ETF	5.9%
CACI International, Inc.	3.8%
Miami International Holdings Inc.	2.7%
OTC Markets Group, Inc. - Class A	2.2%
Bolt Data & Energy Inc.	1.4%
Galaxy Digital, Inc.	1.2%
Landbridge Co. LLC	1.2%
Mastercard, Inc.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Internet Fund	PAGE 2	TSR-AR-460953102

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Internet Fund	PAGE 3	TSR-AR-460953102

The Global Fund
Advisor Class A | KGLAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$166	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a gain of 2.55%, trailing the S&P 500 Index and MSCI All Country World Index which posted 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in blockchain/Bitcoin related investments as well as land companies. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and insurance holding companies.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: WPM).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Global Fund	PAGE 1	TSR-AR-494613631

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	2.55	16.34	15.45
Advisor Class A (with sales charge)	-3.34	14.98	14.77
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$54,795,285
Number of Holdings	79
Net Advisory Fee	$795,857
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	25.7%
Management of Companies and Enterprises	17.1%
Utilities	13.6%
Financials	11.8%
Mining, Quarrying, and Oil and Gas Extraction	4.5%
Real Estate and Rental and Leasing	4.4%
Wholesale Trade	3.9%
Communications	3.6%
Manufacturing	2.4%
Cash & Other	13.0%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	19.2%
Texas Pacific Land Corp.	13.6%
Hawaiian Electric Industries, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.6%
Fairfax India Holdings Corp.	5.0%
Euronext N.V.	4.6%
Investor AB	4.4%
Wheaton Precious Metals Corp.	3.9%
Landbridge Co. LLC	3.2%
Royal Gold, Inc.	2.3%

Top Ten Countries	(%)
United States	63.9%
Canada	14.6%
Sweden	4.4%
Greece	4.2%
Japan	3.8%
United Kingdom	0.9%
Cayman Islands	0.5%
Netherlands	0.3%
Germany	0.3%
Cash & Other	7.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR-AR-494613631

The Global Fund
Advisor Class C | KGLCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$216	2.14%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a gain of 2.06%, trailing the S&P 500 Index and MSCI All Country World Index which posted 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in blockchain/Bitcoin related investments as well as land companies. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and insurance holding companies.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: WPM).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Global Fund	PAGE 1	TSR-AR-494613623

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	2.06	15.75	14.78
Advisor Class C (with sales charge)	1.06	15.75	14.78
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$54,795,285
Number of Holdings	79
Net Advisory Fee	$795,857
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	25.7%
Management of Companies and Enterprises	17.1%
Utilities	13.6%
Financials	11.8%
Mining, Quarrying, and Oil and Gas Extraction	4.5%
Real Estate and Rental and Leasing	4.4%
Wholesale Trade	3.9%
Communications	3.6%
Manufacturing	2.4%
Cash & Other	13.0%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	19.2%
Texas Pacific Land Corp.	13.6%
Hawaiian Electric Industries, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.6%
Fairfax India Holdings Corp.	5.0%
Euronext N.V.	4.6%
Investor AB	4.4%
Wheaton Precious Metals Corp.	3.9%
Landbridge Co. LLC	3.2%
Royal Gold, Inc.	2.3%

Top Ten Countries	(%)
United States	63.9%
Canada	14.6%
Sweden	4.4%
Greece	4.2%
Japan	3.8%
United Kingdom	0.9%
Cayman Islands	0.5%
Netherlands	0.3%
Germany	0.3%
Cash & Other	7.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR-AR-494613623

The Global Fund
No Load Class | WWWEX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Global Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$141	1.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a gain of 2.89%, trailing the S&P 500 Index and MSCI All Country World Index which posted 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in blockchain/Bitcoin related investments as well as land companies. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and insurance holding companies.
POSITIONING
The portfolio remains focused on global companies with unique business models exhibiting market mispricing and dislocation. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: WPM).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Global Fund	PAGE 1	TSR-AR-494613805

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	2.89	16.61	15.64
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$54,795,285
Number of Holdings	79
Net Advisory Fee	$795,857
Portfolio Turnover	5%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Finance and Insurance	25.7%
Management of Companies and Enterprises	17.1%
Utilities	13.6%
Financials	11.8%
Mining, Quarrying, and Oil and Gas Extraction	4.5%
Real Estate and Rental and Leasing	4.4%
Wholesale Trade	3.9%
Communications	3.6%
Manufacturing	2.4%
Cash & Other	13.0%

Top 10 Issuers	(%)
Grayscale Bitcoin Trust ETF	19.2%
Texas Pacific Land Corp.	13.6%
Hawaiian Electric Industries, Inc.	5.8%
White Mountains Insurance Group Ltd.	5.6%
Fairfax India Holdings Corp.	5.0%
Euronext N.V.	4.6%
Investor AB	4.4%
Wheaton Precious Metals Corp.	3.9%
Landbridge Co. LLC	3.2%
Royal Gold, Inc.	2.3%

Top Ten Countries	(%)
United States	63.9%
Canada	14.6%
Sweden	4.4%
Greece	4.2%
Japan	3.8%
United Kingdom	0.9%
Cayman Islands	0.5%
Netherlands	0.3%
Germany	0.3%
Cash & Other	7.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Global Fund	PAGE 2	TSR-AR-494613805

The Paradigm Fund
Advisor Class A | KNPAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$175	1.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a loss of 14.80% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Paradigm Fund	PAGE 1	TSR-AR-494613854

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-14.80	18.72	16.45
Advisor Class A (with sales charge)	-19.70	17.32	15.76
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Paradigm Fund	PAGE 2	TSR-AR-494613854

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 3	TSR-AR-494613854

The Paradigm Fund
Advisor Class C | KNPCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$221	2.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a loss of 15.22% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Paradigm Fund	PAGE 1	TSR-AR-494613821

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-15.22	18.12	15.87
Advisor Class C (with sales charge)	-15.99	18.12	15.87
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Paradigm Fund	PAGE 2	TSR-AR-494613821

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 3	TSR-AR-494613821

The Paradigm Fund
Institutional Class | KNPYX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$133	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional share class posted a loss of 14.41% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Paradigm Fund	PAGE 1	TSR-AR-494613797

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-14.41	19.25	16.98
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Paradigm Fund	PAGE 2	TSR-AR-494613797

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Paradigm Fund	PAGE 3	TSR-AR-494613797

The Paradigm Fund
No Load Class | WWNPX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Paradigm Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$152	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load share class posted a loss of 14.59% trailing the S&P 500 Index and MSCI All Country World Index which rose 17.88% and 22.34%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to precious metal royalty companies, and to a lesser extent, power utilities and financial exchanges.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions, particularly in a sustained inflationary environment. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metal royalties, specifically Franco Nevada Corporation (Ticker: FNV).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-14.59	19.01	16.74
S&P 500 TR	17.88	14.42	14.82
MSCI ACWI Net Total Return Index (USD)	22.34	11.19	11.72
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,039,852,697
Number of Holdings	48
Net Advisory Fee	$16,999,547
Portfolio Turnover	3%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	61.5%
Finance and Insurance	21.4%
Real Estate and Rental and Leasing	4.3%
Management of Companies and Enterprises	3.9%
Mining, Quarrying, and Oil and Gas Extraction	2.1%
Administrative and Support and Waste Management and Remediation Services	1.7%
Professional, Scientific, and Technical Services	1.4%
Construction	1.1%
Transportation and Warehousing	0.6%
Cash & Other	2.0%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	61.5%
Grayscale Bitcoin Trust ETF	12.8%
Landbridge Co. LLC	4.3%
Brookfield Corp.	3.7%
Hawaiian Electric Industries, Inc.	3.4%
Franco-Nevada Corp.	2.0%
Cboe Global Markets, Inc.	1.4%
Grayscale Bitcoin Mini Trust ETF	1.4%
Live Nation Entertainment, Inc.	1.4%
CACI International, Inc.	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.

The Small Cap Opportunities Fund
Advisor Class A | KSOAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$181	1.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a 8.89% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613839

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-8.89	20.80	17.92
Advisor Class A (with sales charge)	-14.13	19.38	17.22
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613839

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613839

The Small Cap Opportunities Fund
Advisor Class C | KSOCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$228	2.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a 9.34% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613748

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-9.34	20.20	17.33
Advisor Class C (with sales charge)	-10.25	20.20	17.33
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613748

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613748

The Small Cap Opportunities Fund
Institutional Class | KSCYX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$138	1.44%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional class posted a 8.47% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613813

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-8.47	21.34	18.45
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613813

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613813

The Small Cap Opportunities Fund
No Load Class | KSCOX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Small Cap Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$157	1.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a 8.66% loss trailing the S&P 600 Small Cap Index and S&P 500 Index which rose 6.02% and 17.88%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to defense and electric utility businesses.
POSITIONING
The portfolio remains focused on companies within the broader universe of high quality, real asset companies within the small capitalization universe. These companies should be resilient to the myriad of potential macroeconomic factors that influence smaller companies. Guided by long-term our value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within defense, specifically CACI International (Ticker: CACI).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Small Cap Opportunities Fund	PAGE 1	TSR-AR-494613706

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-8.66	21.10	18.22
S&P 500 TR	17.88	14.42	14.82
S&P SmallCap 600 TR	6.02	7.31	9.81
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$446,432,817
Number of Holdings	70
Net Advisory Fee	$6,421,711
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	43.4%
Professional, Scientific, and Technical Services	7.4%
Finance and Insurance	7.2%
Management of Companies and Enterprises	7.2%
Real Estate and Rental and Leasing	4.7%
Mining, Quarrying, and Oil and Gas Extraction	3.8%
Accommodation and Food Services	3.2%
Financials	2.5%
Real Estate	2.1%
Cash & Other	18.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	43.3%
CACI International, Inc.	6.0%
Hawaiian Electric Industries, Inc.	5.5%
Grayscale Bitcoin Trust ETF	4.6%
Landbridge Co. LLC	4.3%
WaterBridge Infrastructure LLC	3.3%
Civeo Corp.	2.9%
DREAM Unlimited Corp.	2.1%
Carnival Corp.	2.0%
Urbana Corp.	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Small Cap Opportunities Fund	PAGE 2	TSR-AR-494613706

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Small Cap Opportunities Fund	PAGE 3	TSR-AR-494613706

The Market Opportunities Fund
Advisor Class A | KMKAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$162	1.65%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a loss of 3.31% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Market Opportunities Fund	PAGE 1	TSR-AR-494613771

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-3.31	19.17	18.60
Advisor Class A (with sales charge)	-8.88	17.77	17.90
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613771

The Market Opportunities Fund
Advisor Class C | KMKCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$211	2.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a loss of 3.80% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Market Opportunities Fund	PAGE 1	TSR-AR-494613730

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-3.80	18.57	18.01
Advisor Class C (with sales charge)	-4.76	18.57	18.01
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613730

The Market Opportunities Fund
Institutional Class | KMKYX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118	1.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional class posted a loss of 2.89% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Market Opportunities Fund	PAGE 1	TSR-AR-494613615

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-2.89	19.71	19.15
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613615

The Market Opportunities Fund
No Load Class | KMKNX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Market Opportunities Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$138	1.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a loss of 3.09% trailing the S&P 500 Index and MSCI EAFE Index which posted gains of 17.88% and 31.22%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies and blockchain/Bitcoin related investments. These investments remain strong long-term investments, despite having mixed performance this year. These losses were partially offset by gains in electric utility, precious metal royalty and asset management holding companies.
POSITIONING
The portfolio remains focused on high-quality, durable businesses with exposure to hard assets, which we believe are well-positioned to perform across various macroeconomic conditions. These businesses often have exposure to dynamic end markets in capital markets related industries that have unique growth potential. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within precious metals, specifically Wheaton Precious Metals (Ticker: HEI).
The Fund’s top detractor: Security selection within the blockchain/crypto, specifically Grayscale Bitcoin Trust (Ticker: GBTC).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
The Market Opportunities Fund	PAGE 1	TSR-AR-494613789

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	-3.09	19.47	18.90
S&P 500 TR	17.88	14.42	14.82
MSCI EAFE Net (USD)	31.22	8.92	8.18
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$267,487,159
Number of Holdings	83
Net Advisory Fee	$3,861,598
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	35.1%
Finance and Insurance	22.0%
Management of Companies and Enterprises	9.4%
Financials	5.1%
Mining, Quarrying, and Oil and Gas Extraction	4.9%
Real Estate and Rental and Leasing	3.8%
Professional, Scientific, and Technical Services	1.8%
Wholesale Trade	1.5%
Manufacturing	0.9%
Cash & Other	15.5%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	35.1%
Grayscale Bitcoin Trust ETF	15.3%
Hawaiian Electric Industries, Inc.	7.4%
WaterBridge Infrastructure LLC	3.1%
Landbridge Co. LLC	3.0%
Partners Value Investments LP	2.5%
Miami International Holdings, Inc.	2.4%
Bolt Data & Energy Inc.	2.2%
Grayscale Bitcoin Mini Trust ETF	1.7%
White Mountains Insurance Group Ltd.	1.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Market Opportunities Fund	PAGE 2	TSR-AR-494613789

The Multi-Disciplinary Income Fund
No Load Class | KMDNX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Multi-Disciplinary Income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$76	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a return of 5.13% (net of expenses), driven by its re-positioning of its portfolio investment mix (during 2023) to include only high-quality collateralized loan obligation (“CLO”) debt tranche investments.
WHAT FACTORS INFLUENCED PERFORMANCE
The CLO debt tranches held by the Fund generated current cash income and avoided significant interest rate risks inherent in more traditional fixed income investment strategies. The Fund also benefited from fewer than anticipated interest rate cuts by the Federal Reserve in 2025.
POSITIONING
The Fund’s investments include only AAA and AA rated CLO debt tranches. During 2025, the Fund increased its portfolio weighing of AA rated CLO debt given the higher yields and the minimal incremental credit risk relative to AAA rated CLO debt.
PERFORMANCE
The Fund’s top contributor: Security selection collectively contributed positively to performance, specifically due to the increase in the Funds weighing of AA debt investments during 2025 and the overall credit performance of the Fund’s investments.
The Fund’s top detractor: The Fund suffered no impairment related losses in any investment during the year due to any credit event.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Multi-Disciplinary Income Fund	PAGE 1	TSR-AR-494613672

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
No Load Class (without sales charge)	5.23	3.19	3.72
Bloomberg US Aggregate Bond Index	7.30	-0.36	2.01
Bloomberg U.S. High Yield Corporate Bond Index	8.62	4.51	6.53
CBOE S&P 500 PutWrite Index (PUT)	9.19	10.59	7.98
Cboe S&P 500 BuyWrite Monthly Index	8.91	9.33	7.31
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$17,431,820
Number of Holdings	28
Net Advisory Fee	$39,162
Portfolio Turnover	74%
Average Credit Quality	AAA
Effective Duration	2 Yrs
30-Day SEC Yield	4.92%
30-Day SEC Yield Unsubsidized	4.74%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Asset Backed Securities	90.4%
Cash & Other	9.6%

Top 10 Issuers	(%)
Brant Point Clo 2024-6 Ltd.	12.1%
Sound Point CLO XXXIII Ltd.	8.9%
BlueMountain CLO XXXV Ltd.	7.2%
Post CLO 2023-1 Ltd.	6.7%
Apex Credit Clo 2021 Ltd.	4.6%
Eaton Vance CLO 2013-1 Ltd.	4.3%
Elevation CLO 2013-1 Ltd.	4.3%
Atlantic Avenue 2023-1 Ltd.	4.3%
Abry Liquid Credit CLO 2025-1 Ltd.	3.0%
Battery Park CLO II Ltd.	2.9%
The Multi-Disciplinary Income Fund	PAGE 2	TSR-AR-494613672

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Multi-Disciplinary Income Fund	PAGE 3	TSR-AR-494613672

The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class A | LSHAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class A	$139	1.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class A posted a loss of 19.50%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613557

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class A (without sales charge)	-19.50	18.62	14.43
Advisor Class A (with sales charge)	-24.13	17.23	13.76
S&P 500 TR	17.88	14.42	14.82
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613557

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 3	TSR-AR-494613557

The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
Advisor Class C | LSHCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class C	$203	2.25%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Advisor Class C posted a loss of 20.09%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613540

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Class C (without sales charge)	-20.12	17.74	13.56
Advisor Class C (with sales charge)	-20.79	17.74	13.56
S&P 500 TR	17.88	14.42	14.82
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613540

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 3	TSR-AR-494613540

The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
Institutional Class | LSHUX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.23%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s Institutional class posted a loss of 19.28%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613532

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	-19.28	18.93	14.72
S&P 500 TR	17.88	14.42	14.82
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613532

The Kinetics Kinetics Spin-off and Corporate Restructuring Fund
No Load Class | LSHEX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the The Kinetics Kinetics Spin-off and Corporate Restructuring Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://kineticsfunds.com/resources/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
No Load Class	$133	1.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund’s No-Load class posted a loss of 19.45%, trailing the S&P 500 Index, which posted a gain of 17.88% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund’s performance was driven by negative returns in specific land companies, which we believe are well-positioned to benefit from infrastructure development related to energy, water and power transmission. However, these companies have legacy energy businesses, which were negatively impacted by materially lower oil prices. The energy exposure is limited to royalties and infrastructure but proved vulnerable to macroeconomic factors. Blockchain and cryptocurrency also detracted modestly from returns, with Bitcoin prices ultimately ending the year lower after making all-time highs in October. These losses were partially offset by exposure to power utilities.
POSITIONING
The portfolio remains focused on companies that are actively seeking to maximize shareholder value through spin-offs and subject to restructuring activity. These types of activities have been limited by volatile interest rates and economic policies, which should both prove to be temporary. Guided by our long-term value investment philosophy, the Fund may experience periods of outperformance or underperformance relative to the benchmark, but we believe the Fund is well-positioned to generate above-market returns over the long term.
PERFORMANCE
The Fund’s top contributor: Security selection within financial services, specifically Associated Capital Group (Ticker: ACGP).
The Fund’s top detractor: Security selection within the Energy Sector, specifically Texas Pacific Land Corporation (Ticker: TPL).
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 1	TSR-AR-494613524

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/11/2017)
No Load Class (without sales charge)	-19.45	18.68	15.01
S&P 500 TR	17.88	14.42	14.31
Visit https://kineticsfunds.com/resources/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$26,148,867
Number of Holdings	35
Net Advisory Fee	$348,840
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Utilities	76.3%
Finance and Insurance	7.6%
Real Estate and Rental and Leasing	5.4%
Management of Companies and Enterprises	4.3%
Mining, Quarrying, and Oil and Gas Extraction	1.2%
Energy	0.9%
Accommodation and Food Services	0.8%
Manufacturing	0.7%
Professional, Scientific, and Technical Services	0.4%
Cash & Other	2.4%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	76.2%
Landbridge Co. LLC	5.4%
Associated Capital Group, Inc.	5.0%
Hawaiian Electric Industries, Inc.	3.3%
GAMCO Investors, Inc.	1.8%
WaterBridge Infrastructure LLC	1.1%
PrairieSky Royalty Ltd.	0.9%
Civeo Corp.	0.8%
Grayscale Bitcoin Mini Trust ETF	0.7%
White Mountains Insurance Group Ltd.	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://kineticsfunds.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
The Kinetics Kinetics Spin-off and Corporate Restructuring Fund	PAGE 2	TSR-AR-494613524

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees/directors has determined that there is at least two audit committee financial experts serving on its audit committee. Mr. Douglas Cohen and Mr. Joseph Breslin are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025 Kinetics Portfolios Trust	FYE 12/31/2025 Kinetics Mutual Funds	FYE 12/31/2024 Kinetics Portfolios Trust	FYE 12/31/2024 Kinetics Mutual Funds
Audit Fees	$ 77,500	$ 65,000	$ 67,500	$ 84,500
Audit-Related Fees	$0	$0	$0	$0
Tax Fees	$ 25,750	$ 18,250	$ 21,500	$ 24,300
All Other Fees	$0	$0	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

KINETICS MUTUAL FUNDS, INC
The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Multi-Disciplinary Income Fund
The Kinetics Spin-Off and Corporate Restructuring Fund
Annual Financial Statements and Other Important Information
December 31, 2025

Directory of Funds’ Service Providers	Back Cover

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Accommodation - 0.8%
Civeo Corp.	9,000	$205,830
Broadcasting (except Internet) - 0.3%
Atlanta Braves Holdings, Inc. - Class C(a)	1,694	66,828
Data Center Infrastructure - 0.4%
Bolt Data & Energy Inc.(a)(b)	20,000	100,000
Diversified Real Estate Activities - 0.9%
PrairieSky Royalty Ltd.	12,000	236,319
Electric Power Generation, Transmission and Distribution - 3.4%
GE Vernova, Inc.	25	16,339
Hawaiian Electric Industries, Inc.(a)	70,800	870,840
		887,179
Funds, Trusts, and Other Financial Vehicles - 0.1%
Mesabi Trust	550	21,186
Insurance Carriers - 0.0%(c)
Fairfax Financial Holdings Limited	2	3,816
Machinery Manufacturing - 0.1%
General Electric Co.	100	30,803
Management of Companies and Enterprises - 5.6%
Associated Capital Group, Inc. - Class A	34,300	1,296,540
Fairfax India Holdings Corp.(a)(d)	2,800	48,412
Valterra Platinum Ltd. - ADR	22	308
White Mountains Insurance Group Ltd.	58	120,526
		1,465,786
Media - 0.0%(c)
Toei Animation Co. Ltd.	200	3,479
Mining (except Oil and Gas) - 0.0%(c)
Knife River Corp.(a)	100	7,035
Nonmetallic Mineral Mining and Quarrying - 0.0%(c)
Anglo American PLC - ADR	63	1,304
Nonmetallic Mineral Product Manufacturing - 0.3%
Eagle Materials, Inc.	342	70,685

	Shares	Value
Oil and Gas Extraction - 76.2%(e)
Texas Pacific Land Corp.(f)	69,415	$19,937,376
Other Financial Investment Activities - 2.1%
Galaxy Digital, Inc. - Class A(a)	3,600	80,496
GAMCO Investors, Inc. - Class A	19,400	472,584
Seaport Entertainment Group, Inc.(a)	188	3,717
		556,797
Other Investment Pools and Funds - 0.2%
Urbana Corp.	6,234	44,102
Urbana Corp. - Class A	1,600	10,666
		54,768
Securities and Commodities Exchanges - 0.5%
Miami International Holdings, Inc.(a)	2,428	107,755
TXSE Group, Inc.(a)(b)	1,300	29,900
		137,655
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%(c)
Brookfield Corp.	54	2,478
Support Activities for Mining - 0.1%
Liberty Energy, Inc.	972	17,943
Support Activities for Water Transportation - 5.4%
Landbridge Co. LLC - Class A	28,670	1,404,543
Technology Services and Software - 0.4%
SB Technology, Inc.(a)(b)	5,811	100,007
Water, Sewage and Other Systems - 1.1%
WaterBridge Infrastructure LLC - Class A(a)	14,098	282,101
TOTAL COMMON STOCKS (Cost $4,668,088)		25,593,918
UNIT INVESTMENT TRUSTS - 0.8%
Grayscale Bitcoin Cash Trust(a)	6,073	26,235
Grayscale Bitcoin Mini Trust ETF(a)	4,864	188,383
Grayscale Bitcoin Trust ETF(a)	60	4,102
Grayscale Litecoin Trust(a)	24	140
TOTAL UNIT INVESTMENT TRUSTS (Cost $212,361)		218,860

The accompanying notes are an integral part of these financial statements.

1

KINETICS MUTUAL FUNDS, INC. – The Funds
The Kinetics Spin-off and Corporate Restructuring Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 0.0%(c)
iShares Bitcoin Trust ETF(a)	146	$7,249
TOTAL EXCHANGE TRADED FUNDS (Cost $5,256)		7,249
TOTAL INVESTMENTS - 98.7% (Cost $4,885,705)		$25,820,027
Money Market Deposit Account - 1.5%(g)		380,599
Liabilities in Excess of Other Assets - (0.2)%		(59,959)
TOTAL NET ASSETS - 100.0%		$26,140,667

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $229,907 or 0.9% of net assets as of December 31, 2025.

(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $48,412 or 0.2% of the Fund’s net assets.

(e)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(f)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

The accompanying notes are an integral part of these financial statements.

2

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2025

	The Internet Fund	The Global Fund
ASSETS:
Investments in the Master Portfolio, at value*	$281,664,637	$54,739,915
Receivable from Adviser	—	19,370
Receivable for Master Portfolio interest sold	106,980	—
Receivable for Fund shares sold	17,928	42,001
Prepaid expenses and other assets	31,051	27,772
Total assets	281,820,596	54,829,058
LIABILITIES:
Payable for Master Portfolio interest purchased	—	27,620
Payable to Directors	5,085	979
Payable to Chief Compliance Officer	261	51
Payable for Fund shares repurchased	124,909	14,382
Payable for shareholder servicing fees	61,576	11,892
Payable for distribution fees	25,292	17,894
Accrued expenses and other liabilities	61,465	18,141
Total liabilities	278,588	90,959
Net Assets	$ 281,542,008	$54,738,099
Net Assets Consist of:
Paid in capital	$80,210,295	$32,034,980
Accumulated earnings	201,331,713	20,703,119
Net Assets	$ 281,542,008	$54,738,099
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$275,751,910	$46,183,141
Shares outstanding	3,010,284	2,876,267
Net asset value per share (offering price and redemption price)	$91.60	$16.06
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$3,300,664	$4,029,124
Shares outstanding	40,165	253,051
Net asset value per share (redemption price)	$82.18	$15.92
Offering price per share ($82.18 divided by .9425 and $15.92 divided by .9425)	$87.19	$16.89
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$2,489,434	$4,525,834
Shares outstanding	37,611	308,104
Net asset value per share (offering price and redemption price)	$66.19	$14.69

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

3

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2025(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
ASSETS:
Investments in the Master Portfolio, at value*	$990,909,773	$446,234,404
Receivable from Adviser	20,216	36,639
Receivable for Master Portfolio interest sold	410,761	160,610
Receivable for Fund shares sold	175,060	393,703
Prepaid expenses and other assets	58,022	42,344
Total assets	991,573,832	446,867,700
LIABILITIES:
Payable to Directors	20,830	8,279
Payable to Chief Compliance Officer	1,113	389
Payable for Fund shares repurchased	585,819	554,312
Payable for shareholder servicing fees	172,894	77,836
Payable for distribution fees	260,236	53,775
Accrued expenses and other liabilities	162,618	74,521
Total liabilities	1,203,510	769,112
Net Assets	$ 990,370,322	$446,098,588
Net Assets Consist of:
Paid in capital	$117,754,546	$199,334,408
Accumulated earnings	872,615,776	246,764,180
Net Assets	$ 990,370,322	$446,098,588
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$462,531,743	$303,935,412
Shares outstanding	4,371,558	1,964,835
Net asset value per share (offering price and redemption price)	$105.80	$154.69
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$198,783,896	$21,596,257
Shares outstanding	1,994,560	145,908
Net asset value per share (redemption price)	$99.66	$148.01
Offering price per share ($99.66 divided by .9425 and $148.01 divided by .9425)	$105.74	$157.04
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$62,996,759	$9,719,160
Shares outstanding	723,409	70,544
Net asset value per share (offering price and redemption price)	$87.08	$137.77
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$266,057,924	$110,847,759
Shares outstanding	2,471,330	699,057
Net asset value per share (offering price and redemption price)	$107.66	$158.57

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

4

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2025(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
ASSETS:
Investments in the Master Portfolio, at value*	$267,395,875	$17,208,317
Receivable from Adviser	61,102	2,678
Receivable for Master Portfolio interest sold	461,390	—
Receivable for Fund shares sold	30,834	37,000
Prepaid expenses and other assets	54,736	11,281
Total assets	268,003,937	17,259,276
LIABILITIES:
Payable for Master Portfolio interest purchased	—	37,000
Payable to Adviser	—	—
Payable to Directors	4,991	233
Payable to Chief Compliance Officer	237	10
Payable for Fund shares repurchased	492,224	—
Payable for shareholder servicing fees	52,449	3,480
Payable for distribution fees	34,135	11,984
Accrued expenses and other liabilities	49,439	7,223
Total liabilities	633,475	59,930
Net Assets	$ 267,370,462	$17,199,346
Net Assets Consist of:
Paid in capital	$118,803,978	$22,585,401
Accumulated earnings	148,566,484	(5,386,055)
Net Assets	$ 267,370,462	$17,199,346
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$202,260,437	$17,199,346
Shares outstanding	2,748,764	1,725,760
Net asset value per share (offering price and redemption price)	$73.58	$9.97
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$20,534,676	N/A
Shares outstanding	284,735	N/A
Net asset value per share (redemption price)	$72.12	N/A
Offering price per share ($72.12 divided by .9425)	$76.52	N/A
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$10,900,671	N/A
Shares outstanding	160,253	N/A
Net asset value per share (offering price and redemption price)	$68.02	N/A
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$33,674,678	N/A
Shares outstanding	449,998	N/A
Net asset value per share (offering price and redemption price)	$74.83	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

5

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
STATEMENTS OF ASSETS & LIABILITIES
December 31, 2025(Continued)

The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
ASSETS:
Investments, at value(1)	$25,820,027
Cash	372,398
Receivable for investments sold	1,150
Receivable for Fund shares sold	2,500
Dividends and interest receivable	4,026
Prepaid expenses and other assets	34,287
Total assets	26,234,388
LIABILITIES:
Payable to Adviser	12,972
Payable to Directors	610
Payable to Chief Compliance Officer	34
Payable for securities purchased	88
Payable to custodian	1,516
Payable for Fund shares repurchased	32,136
Payable for shareholder servicing fees	2,479
Payable for distribution fees	23,851
Accrued expenses and other liabilities	20,035
Total liabilities	93,721
Net Assets	$26,140,667
(1) Cost of investments	4,885,705
Net Assets Consist of:
Paid in capital	$4,983,053
Accumulated earnings	21,157,614
Net assets	$26,140,667
Calculation of Net Asset Value Per Share - No Load Class:
Net Assets	$66,897
Shares outstanding	2,711
Net asset value per share (offering price and redemption price)	$24.68
Calculation of Net Asset Value Per Share - Advisor Class A:
Net Assets	$7,194,801
Shares outstanding	310,161
Net asset value per share (redemption price)	$23.20
Offering price per share ($23.20 divided by .9425)	$24.62
Calculation of Net Asset Value Per Share - Advisor Class C:
Net Assets	$179,320
Shares outstanding	8,785
Net asset value per share (offering price and redemption price)	$20.41
Calculation of Net Asset Value Per Share - Institutional Class:
Net Assets	$18,699,649
Shares outstanding	797,485
Net asset value per share (offering price and redemption price)	$23.45

The accompanying notes are an integral part of these financial statements.

6

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2025

	The Internet Fund	The Global Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$974,165	$406,416
Interest	1,452,920	615,000
Income from securities lending	125,640	12,587
Expenses allocated from Master Portfolio	(4,488,785)	(885,347)
Net investment income (loss) from Master Portfolio	(1,936,060)	148,656
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	10,167	8,950
Distribution fees - Advisor Class C (See Note 3)	25,758	44,285
Shareholder servicing fees - Advisor Class A (See Note 3)	10,167	8,950
Shareholder servicing fees - Advisor Class C (See Note 3)	8,586	14,762
Shareholder servicing fees - No Load Class (See Note 3)	826,630	135,392
Transfer agent fees and expenses	99,927	28,409
Reports to shareholders	20,196	6,284
Administration fees	76,184	16,229
Professional fees	14,137	5,548
Directors’ fees	20,451	3,798
Chief Compliance Officer fees	3,219	624
Registration fees	54,578	54,531
Fund accounting fees	13,104	4,067
Other expenses	7,388	1,084
Total expenses	1,190,492	332,913
Less, expense reimbursement	—	(280,410)
Net expenses	1,190,492	52,503
Net investment income (loss) from Master Portfolio	(3,126,552)	96,153
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	10,222,884	1,122,142
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(35,050,697)	(177,309)
Net gain (loss) on investments	(24,827,813)	944,833
Net increase (decrease) in net assets resulting from operations	$(27,954,365)	$1,040,986
† Net of foreign taxes withheld of:	$126,357	$95,168

The accompanying notes are an integral part of these financial statements.

7

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2025(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$6,713,412	$2,802,631
Interest	1,302,549	3,381,262
Income from securities lending	220,684	79,431
Expenses allocated from Master Portfolio	(17,168,113)	(6,794,681)
Net investment loss from Master Portfolio	(8,931,468)	(531,357)
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	632,677	63,130
Distribution fees - Advisor Class C (See Note 3)	627,620	86,829
Shareholder servicing fees - Advisor Class A (See Note 3)	632,677	63,130
Shareholder servicing fees - Advisor Class C (See Note 3)	209,207	28,943
Shareholder servicing fees - No Load Class (See Note 3)	1,589,567	913,439
Shareholder servicing fees - Institutional Class (See Note 3)	656,804	222,574
Transfer agent fees and expenses	224,068	101,381
Reports to shareholders	41,324	28,694
Administration fees	299,172	115,294
Professional fees	51,792	22,349
Directors’ fees	78,367	30,664
Chief Compliance Officer fees	12,712	4,954
Registration fees	102,622	82,735
Fund accounting fees	49,496	19,253
Other expenses	29,762	10,740
Total expenses	5,237,867	1,794,109
Less, expense waiver for Institutional Class shareholder servicing fees	(492,603)	(166,931)
Plus, expense recoupment	8,020	—
Less, expense reimbursement	—	(100,143)
Net expenses	4,753,284	1,527,035
Net investment loss	(13,684,752)	(2,058,392)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	91,609,708	(263,606)
Long term realized gain distributions received from other investment companies	355,898	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(267,584,489)	(47,653,090)
Net loss on investments	(175,618,883)	(47,916,696)
Net decrease in net assets resulting from operations	$(189,303,635)	$(49,975,088)
† Net of foreign taxes withheld of:	$259,359	$233,807

The accompanying notes are an integral part of these financial statements.

8

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2025(Continued)

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
INVESTMENT GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,435,572	$—
Interest	2,519,795	938,125
Income from securities lending	72,116	—
Realized loss on paydown	—	(2,103)
Expenses allocated from Master Portfolio	(4,106,326)	(70,644)
Net investment income (loss) from Master Portfolio	(78,843)	865,378
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	54,056	—
Distribution fees - Advisor Class C (See Note 3)	103,146	—
Shareholder servicing fees - Advisor Class A (See Note 3)	54,056	—
Shareholder servicing fees - Advisor Class C (See Note 3)	34,382	—
Shareholder servicing fees - No Load Class (See Note 3)	575,228	38,577
Shareholder servicing fees - Institutional Class (See Note 3)	86,760	—
Transfer agent fees and expenses	70,148	9,674
Reports to shareholders	16,044	2,050
Administration fees	70,394	3,329
Professional fees	15,779	3,491
Directors’ fees	18,373	903
Chief Compliance Officer fees	2,971	131
Registration fees	82,178	22,059
Fund accounting fees	13,779	540
Other expenses	5,251	329
Total expenses	1,202,545	81,083
Less, expense waiver for Institutional Class shareholder servicing fees	(65,070)	—
Less, expense reimbursement	(849,511)	(37,540)
Net expenses	287,964	43,543
Net investment income (loss) from Master Portfolio	(366,807)	821,835
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	3,530,320	(96)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(22,531,030)	(44,382)
Net loss on investments	(19,000,710)	(44,478)
Net increase (decrease) in net assets resulting from operations	$(19,367,517)	$777,357
† Net of foreign taxes withheld of:	$155,361	$—

The accompanying notes are an integral part of these financial statements.

9

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Operations
For the Year Ended December 31, 2025(Continued)

The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
INVESTMENT INCOME:
Dividends†	$201,910
Interest	42,715
Total investment income	244,625
EXPENSES:
Distribution fees - Advisor Class A (See Note 3)	30,774
Distribution fees - Advisor Class C (See Note 3)	2,007
Shareholder servicing fees - Advisor Class A (See Note 3)	25,117
Shareholder servicing fees - Advisor Class C (See Note 3)	650
Shareholder servicing fees - No Load Class (See Note 3)	518
Shareholder servicing fees - Institutional Class (See Note 3)	48,739
Transfer agent fees and expenses	29,614
Reports to shareholders	2,119
Administration fees	25,826
Professional fees	13,643
Directors’ fees	2,328
Chief Compliance Officer fees	342
Registration fees	60,769
Fund accounting fees	5,066
Investment advisory fees	348,840
Custodian fees and expenses	10,240
Other expenses	851
Total expenses	607,443
Less, expense waiver for Institutional Class shareholder servicing fees	(36,554)
Less, expense reimbursement	(106,375)
Net expenses	464,514
Net investment loss	(219,889)
REALIZED AND UNREALIZED GAN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
Investments and foreign currency	3,153,252
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(9,619,838)
Net loss on investments	(6,466,586)
Net decrease in net assets resulting from operations	$(6,686,475)
† Net of foreign taxes withheld of:	$5,520

The accompanying notes are an integral part of these financial statements.

10

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(3,126,552)	$(352,409)	$96,153	$183,442
Net realized gain on sale of investments and foreign currency	10,222,884	2,252,945	1,122,142	411,112
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(35,050,697)	141,485,777	(177,309)	14,608,888
Net increase (decrease) in net assets resulting from operations	(27,954,365)	143,386,313	1,040,986	15,203,442
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(4,905,095)	(2,995,678)	(1,168,926)	(390,102)
Advisor Class A (See Note 5)	(65,206)	(39,960)	(96,382)	(20,472)
Advisor Class C (See Note 5)	(60,860)	(50,656)	(79,870)	(24,781)
Total distributions to shareholders	(5,031,161)	(3,086,294)	(1,345,178)	(435,355)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	45,348,885	46,528,670	43,356,409	26,193,230
Redemption fees	32,326	73,966	26,038	24,137
Proceeds from shares issued to holders in reinvestment of dividends	4,809,231	2,857,824	1,150,793	375,413
Cost of shares redeemed	(65,550,926)	(48,713,578)	(37,975,720)	(9,068,243)
Net increase (decrease) in net assets resulting from capital share transactions	(15,360,484)	746,882	6,557,520	17,524,537
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	893,914	876,102	1,843,428	501,806
Redemption fees	394	953	1,598	2,143
Proceeds from shares issued to holders in reinvestment of dividends	58,144	37,549	84,406	18,689
Cost of shares redeemed	(1,169,489)	(1,180,960)	(597,250)	(166,019)
Net increase (decrease) in net assets resulting from capital share transactions	(217,037)	(266,356)	1,332,182	356,619
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	271,233	1,262,584	22,387	241,729
Redemption fees	358	890	3,116	5,954
Proceeds from shares issued to holders in reinvestment of dividends	54,046	43,306	68,742	21,486
Cost of shares redeemed	(1,571,827)	(759,591)	(2,557,391)	(1,226,667)
Net increase (decrease) in net assets resulting from capital share transactions	(1,246,190)	547,189	(2,463,146)	(957,498)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(49,809,237)	141,327,734	5,122,364	31,691,745

The accompanying notes are an integral part of these financial statements.

11

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Internet Fund		The Global Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
NET ASSETS:
Beginning of period	$331,351,245	$190,023,511	$49,615,735	$17,923,990
End of period	$281,542,008	$331,351,245	$54,738,099	$49,615,735
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	426,032	552,482	2,542,818	1,885,199
Shares issued in reinvestments of dividends and distributions	52,076	27,757	71,212	23,390
Shares redeemed	(622,417)	(593,838)	(2,236,932)	(671,518)
Net increase (decrease) in shares outstanding	(144,309)	(13,599)	377,098	1,237,071
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	9,389	11,392	109,506	40,860
Shares issued in reinvestments of dividends and distributions	702	405	5,269	1,173
Shares redeemed	(12,438)	(13,362)	(34,928)	(11,950)
Net increase (decrease) in shares outstanding	(2,347)	(1,565)	79,847	30,083
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	3,460	22,017	1,420	21,188
Shares issued in reinvestments of dividends and distributions	810	574	4,651	1,463
Shares redeemed	(20,488)	(12,406)	(165,263)	(105,233)
Net increase (decrease) in shares outstanding	(16,218)	10,185	(159,192)	(82,582)

The accompanying notes are an integral part of these financial statements.

12

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(13,684,752)	$(405,751)	$(2,058,392)	$2,269,328
Net realized gain (loss) on sale of investments and foreign currency	91,965,606	63,393,324	(263,606)	12,283,641
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(267,584,489)	564,567,500	(47,653,090)	157,237,452
Net increase (decrease) in net assets resulting from operations	(189,303,635)	627,555,073	(49,975,088)	171,790,421
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(35,834,348)	(17,505,444)	(546,352)	(11,698,430)
Advisor Class A (See Note 5)	(16,217,074)	(7,561,107)	—	(834,147)
Advisor Class C (See Note 5)	(5,809,435)	(2,991,483)	—	(411,553)
Institutional Class (See Note 5)	(20,310,839)	(9,634,516)	(473,052)	(3,243,686)
Total distributions to shareholders	(78,171,696)	(37,692,550)	(1,019,404)	(16,187,816)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	212,356,621	146,481,009	137,634,708	86,914,477
Redemption fees	230,575	176,250	106,226	105,506
Proceeds from shares issued to holders in reinvestment of dividends	34,567,228	16,903,620	528,493	11,358,942
Cost of shares redeemed	(260,209,107)	(163,192,540)	(134,959,036)	(78,238,146)
Net increase (decrease) in net assets resulting from capital share transactions	(13,054,683)	368,339	3,310,391	20,140,779
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	14,751,079	16,263,157	3,298,299	1,486,866
Redemption fees	88,967	74,617	7,325	7,951
Proceeds from shares issued to holders in reinvestment of dividends	13,875,175	6,507,268	—	766,852
Cost of shares redeemed	(33,078,015)	(30,338,385)	(3,849,732)	(3,248,446)
Net decrease in net assets resulting from capital share transactions	(4,362,794)	(7,493,343)	(544,108)	(986,777)
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	3,568,176	3,033,051	448,125	684,542
Redemption fees	29,674	25,939	3,395	4,002
Proceeds from shares issued to holders in reinvestment of dividends	5,140,994	2,648,384	—	391,218
Cost of shares redeemed	(18,724,817)	(12,993,781)	(2,269,573)	(1,667,589)
Net decrease in net assets resulting from capital share transactions	(9,985,973)	(7,286,407)	(1,818,053)	(587,827)

The accompanying notes are an integral part of these financial statements.

13

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Paradigm Fund		The Small Cap Opportunities Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	65,167,588	32,839,071	57,593,732	26,568,127
Redemption fees	114,276	93,986	30,864	27,723
Proceeds from shares issued to holders in reinvestment of dividends	19,752,771	9,227,333	462,568	3,158,502
Cost of shares redeemed	(73,990,269)	(105,011,272)	(27,363,781)	(22,966,384)
Net increase (decrease) in net assets resulting from capital share transactions	11,044,366	(62,850,882)	30,723,383	6,787,968
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(283,834,415)	512,600,230	(19,322,879)	180,956,748
NET ASSETS:
Beginning of period	1,274,204,737	761,604,507	465,421,467	284,464,719
End of period	$990,370,322	$1,274,204,737	$446,098,588	$465,421,467
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	1,439,102	1,085,072	764,195	512,083
Shares issued in reinvestments of dividends and distributions	321,675	125,949	3,374	66,802
Shares redeemed	(1,928,574)	(1,297,185)	(786,321)	(560,275)
Net increase (decrease) in shares outstanding	(167,797)	(86,164)	(18,752)	18,610
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	110,012	173,507	19,234	11,066
Shares issued in reinvestments of dividends and distributions	137,080	51,105	—	4,710
Shares redeemed	(256,931)	(284,223)	(23,330)	(22,575)
Net decrease in shares outstanding	(9,839)	(59,611)	(4,096)	(6,799)
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	28,007	25,145	2,891	4,473
Shares issued in reinvestments of dividends and distributions	58,130	23,421	—	2,568
Shares redeemed	(159,666)	(171,592)	(14,483)	(14,297)
Net decrease in shares outstanding	(73,529)	(123,026)	(11,592)	(7,256)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	458,403	266,348	320,445	167,661
Shares issued in reinvestments of dividends and distributions	180,655	67,788	2,881	18,114
Shares redeemed	(538,939)	(963,052)	(153,312)	(176,421)
Net increase (decrease) in shares outstanding	100,119	(628,916)	170,014	9,354

The accompanying notes are an integral part of these financial statements.

14

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(366,807)	$823,814	$821,835	$848,795
Net realized gain (loss) on sale of investments and foreign currency	3,530,320	1,152,184	(96)	212
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(22,531,030)	99,556,362	(44,382)	33,159
Net increase (decrease) in net assets resulting from operations	(19,367,517)	101,532,360	777,357	882,166
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(1,334,415)	(1,298,731)	(820,482)	(831,330)
Advisor Class A (See Note 5)	(124,004)	(123,250)	N/A	N/A
Advisor Class C (See Note 5)	(69,870)	(38,806)	N/A	N/A
Institutional Class (See Note 5)	(291,888)	(263,024)	N/A	N/A
Total distributions to shareholders	(1,820,177)	(1,723,811)	(820,482)	(831,330)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	190,143,043	46,031,959	6,798,655	3,467,955
Redemption fees	137,088	53,472	—	—
Proceeds from shares issued to holders in reinvestment of dividends	1,332,016	1,293,531	461,137	359,382
Cost of shares redeemed	(134,006,053)	(48,192,222)	(3,423,310)	(2,593,080)
Net increase (decrease) in net assets resulting from capital share transactions	57,606,094	(813,260)	3,836,482	1,234,257
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	6,266,620	3,213,198	N/A	N/A
Redemption fees	12,318	6,056	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	113,719	111,117	N/A	N/A
Cost of shares redeemed	(3,599,006)	(1,724,261)	N/A	N/A
Net increase in net assets resulting from capital share transactions	2,793,651	1,606,110	N/A	N/A
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	631,258	155,821	N/A	N/A
Redemption fees	8,273	5,095	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	50,728	29,634	N/A	N/A
Cost of shares redeemed	(4,629,809)	(2,239,709)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	(3,939,550)	(2,049,159)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

15

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	48,545,639	7,572,863	N/A	N/A
Redemption fees	28,434	9,672	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	277,364	243,680	N/A	N/A
Cost of shares redeemed	(40,137,887)	(14,184,723)	N/A	N/A
Net increase (decrease) in net assets resulting from capital share transactions	8,713,550	(6,358,508)	N/A	N/A
TOTAL INCREASE IN NET ASSETS:	43,986,051	92,193,732	3,793,357	1,285,093
NET ASSETS:
Beginning of period	223,384,411	131,190,679	13,405,989	12,120,896
End of period	$ 267,370,462	$223,384,411	$17,199,346	$13,405,989
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	2,282,294	658,930	678,043	344,908
Shares issued in reinvestments of dividends and distributions	17,896	16,869	46,358	36,149
Shares redeemed	(1,660,730)	(767,370)	(341,759)	(259,566)
Net increase (decrease) in shares outstanding	639,460	(91,571)	382,642	121,491
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	77,549	55,945	N/A	N/A
Shares issued in reinvestments of dividends and distributions	1,559	1,476	N/A	N/A
Shares redeemed	(44,974)	(31,353)	N/A	N/A
Net increase in shares outstanding	34,134	26,068	N/A	N/A
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	8,092	2,738	N/A	N/A
Shares issued in reinvestments of dividends and distributions	738	415	N/A	N/A
Shares redeemed	(60,168)	(44,310)	N/A	N/A
Net increase (decrease) in shares outstanding	(51,338)	(41,157)	N/A	N/A
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	569,880	121,491	N/A	N/A
Shares issued in reinvestments of dividends and distributions	3,664	3,125	N/A	N/A
Shares redeemed	(488,160)	(229,314)	N/A	N/A
Net increase (decrease) in shares outstanding	85,384	(104,698)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

16

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$(219,889)	$343,562
Net realized gain on sale of investments and foreign currency	3,153,252	1,640,709
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(9,619,838)	15,192,766
Net increase (decrease) in net assets resulting from operations	(6,686,475)	17,177,037
DISTRIBUTIONS TO SHAREHOLDERS:
No Load Class (See Note 5)	(6,605)	(9,975)
Advisor Class A (See Note 5)	(758,992)	(478,493)
Advisor Class C (See Note 5)	(24,609)	(11,130)
Institutional Class (See Note 5)	(1,951,915)	(1,210,270)
Total distributions to shareholders	(2,742,121)	(1,709,868)
CAPITAL SHARE TRANSACTIONS - NO LOAD CLASS:
Proceeds from shares sold	48,650	198,304
Redemption fees	462	11
Proceeds from shares issued to holders in reinvestment of dividends	6,391	9,848
Cost of shares redeemed	(156,649)	(17,500)
Net increase (decrease) in net assets resulting from capital share transactions	(101,146)	190,663
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS A:
Proceeds from shares sold	1,483,713	3,241,621
Redemption fees	20,760	2,717
Proceeds from shares issued to holders in reinvestment of dividends	748,617	476,428
Cost of shares redeemed	(3,060,653)	(2,497,363)
Net increase (decrease) in net assets resulting from capital share transactions	(807,563)	1,223,403
CAPITAL SHARE TRANSACTIONS - ADVISOR CLASS C:
Proceeds from shares sold	—	159,120
Redemption fees	511	119
Proceeds from shares issued to holders in reinvestment of dividends	24,610	11,130
Cost of shares redeemed	(31,719)	(431,340)
Net decrease in net assets resulting from capital share transactions	(6,598)	(260,971)
CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS:
Proceeds from shares sold	4,620,983	2,184,900
Redemption fees	48,089	7,835
Proceeds from shares issued to holders in reinvestment of dividends	1,942,264	1,201,335
Cost of shares redeemed	(6,759,139)	(5,859,392)
Net decrease in net assets resulting from capital share transactions	(147,803)	(2,465,322)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(10,491,706)	14,154,942
NET ASSETS:
Beginning of period	36,632,373	22,477,431
End of period	$26,140,667	$36,632,373

The accompanying notes are an integral part of these financial statements.

17

KINETICS MUTUAL FUNDS, INC. – The Feeder Funds
Statements of Changes in Net Assets(Continued)

	The Kinetics Spin-off and Corporate Restructuring Fund (Consolidated)
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
CHANGES IN SHARES OUTSTANDING - NO LOAD CLASS:
Shares sold	1,361	5,472
Shares issued in reinvestments of dividends and distributions	254	289
Shares redeemed	(5,457)	(684)
Net increase (decrease) in shares outstanding	(3,842)	5,077
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS A:
Shares sold	41,195	88,676
Shares issued in reinvestments of dividends and distributions	31,708	14,796
Shares redeemed	(95,556)	(83,319)
Net increase (decrease) in shares outstanding	(22,653)	20,153
CHANGES IN SHARES OUTSTANDING - ADVISOR CLASS C:
Shares sold	—	5,965
Shares issued in reinvestments of dividends and distributions	1,185	385
Shares redeemed	(1,553)	(15,282)
Net decrease in shares outstanding	(368)	(8,932)
CHANGES IN SHARES OUTSTANDING - INSTITUTIONAL CLASS:
Shares sold	126,197	79,065
Shares issued in reinvestments of dividends and distributions	81,403	37,044
Shares redeemed	(197,519)	(211,895)
Net increase (decrease) in shares outstanding	10,081	(95,786)

The accompanying notes are an integral part of these financial statements.

18

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Internet Fund
Financial Highlights
No Load Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$102.51	$58.64	$45.53	$60.64	$53.01
Income from Investment Operations:
Net investment income (loss)(2)	(0.98)	(0.09)	0.40	(0.30)	(0.83)
Net realized and unrealized gain (loss) on investments	(8.29)	44.90	13.14	(14.44)	8.93
Total from investment operations	(9.27)	44.81	13.54	(14.74)	8.10
Redemption fees	0.01	0.02	0.01	0.01	0.05
Less Distributions:
From net investment income	—	(0.21)	—	—	—
From net realized gains	(1.65)	(0.75)	(0.44)	(0.38)	(0.52)
Total distributions	(1.65)	(0.96)	(0.44)	(0.38)	(0.52)
Net Asset Value, End of Year	$91.60	$102.51	$58.64	$45.53	$60.64
Total return	(9.04)%	76.44%	29.76%	(24.28)%	15.35%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$275,752	$323,380	$185,790	$144,397	$226,228
Ratio of operating expenses to average net assets:(4)	1.67%	1.71%	1.75%	1.77%	1.71%
Ratio of net investment income (loss) to average net assets:	(0.91)%	(0.12)%	0.83%	(0.60)%	(1.29)%
Portfolio turnover rate(5)	45%	43%	19%	19%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
The accompanying notes are an integral part of these financial statements.

19

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Internet Fund
Financial Highlights
Advisor Class A

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$ 92.38	$53.03	$41.31	$55.20	$48.42
Income from Investment Operations:
Net investment income (loss)(2)	(1.12)	(0.27)	0.26	(0.39)	(0.91)
Net realized and unrealized gain (loss) on investments	(7.44)	40.56	11.89	(13.13)	8.17
Total from investment operations	(8.56)	40.29	12.15	(13.52)	7.26
Redemption fees	0.01	0.02	0.01	0.01	0.04
Less Distributions:
From net investment income	—	(0.21)	—	—	—
From net realized gains	(1.65)	(0.75)	(0.44)	(0.38)	(0.52)
Total distributions	(1.65)	(0.96)	(0.44)	(0.38)	(0.52)
Net Asset Value, End of Year	$ 82.18	$92.38	$53.03	$41.31	$55.20
Total return	(9.27)%	76.00%	29.43%	(24.47)%	15.06%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$3,301	$3,927	$2,337	$2,302	$5,620
Ratio of operating expenses to average net assets:(4)	1.92%	1.96%	2.00%	2.02%	1.96%
Ratio of net investment income (loss) to average net assets:	(1.16)%	(0.37)%	0.58%	(0.85)%	(1.54)%
Portfolio turnover rate(5)	45%	43%	19%	19%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Internet Portfolio.
(6)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

20

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Internet Fund
Financial Highlights
Advisor Class C

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$ 75.13	$43.45	$34.07	$45.86	$40.49
Income from Investment Operations:
Net investment income (loss)(2)	(1.30)	(0.53)	0.03	(0.51)	(1.00)
Net realized and unrealized gain (loss) on investments	(6.00)	33.15	9.79	(10.90)	6.85
Total from investment operations	(7.30)	32.62	9.82	(11.41)	5.85
Redemption fees	0.01	0.02	0.00(5)	0.00(5)	0.04
Less Distributions:
From net investment income	—	(0.21)	—	—	—
From net realized gains	(1.65)	(0.75)	(0.44)	(0.38)	(0.52)
Total distributions	(1.65)	(0.96)	(0.44)	(0.38)	(0.52)
Net Asset Value, End of Year	$ 66.19	$75.13	$43.45	$34.07	$45.86
Total return	(9.72)%	75.11%	28.82%	(24.87)%	14.52%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$2,489	$4,044	$1,896	$1,247	$1,893
Ratio of operating expenses to average net assets:(3)	2.42%	2.46%	2.50%	2.52%	2.46%
Ratio of net investment income (loss) to average net assets:	(1.66)%	(0.87)%	0.08%	(1.35)%	(2.04)%
Portfolio turnover rate(4)	45%	43%	19%	19%	4%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Internet Portfolio.
(5)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

21

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Global Fund
Financial Highlights
No Load Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$16.01	$9.39	$8.60	$9.33	$8.30
Income from Investment Operations:
Net investment income (loss)(2)	0.04	0.10	0.15	0.02	(0.09)
Net realized and unrealized gain (loss) on investments	0.41	6.67	0.87	(0.62)	1.43
Total from investment operations	0.45	6.77	1.02	(0.60)	1.34
Redemption fees	0.01	0.01	0.00(3)	0.00(3)	0.01
Less Distributions:
From net investment income	(0.27)	(0.16)	(0.23)	—	(0.29)
From net realized gains	(0.14)	—	—	(0.13)	(0.03)
Total distributions	(0.41)	(0.16)	(0.23)	(0.13)	(0.32)
Net Asset Value, End of Year	$16.06	$16.01	$9.39	$8.60	$9.33
Total return	2.89%	72.16%	11.89%	(6.46)%	16.32%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$46,183	$40,018	$11,857	$21,052	$19,128
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.83%	2.04%	2.13%	2.07%	2.08%
After expense reimbursement(4)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:	0.23%	0.78%	1.81%	0.25%	(0.90)%
Portfolio turnover rate(5)	5%	34%	16%	57%	7%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

22

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Global Fund
Financial Highlights
Advisor Class A

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$ 15.90	$9.33	$8.55	$9.31	$8.23
Income from Investment Operations:
Net investment income (loss)(2)	0.00(3)	0.07	0.13	0.00 (3)	(0.11)
Net realized and unrealized gain (loss) on investments	0.40	6.61	0.88	(0.63)	1.44
Total from investment operations	0.40	6.68	1.01	(0.63)	1.33
Redemption fees	0.01	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.25)	(0.12)	(0.23)	—	(0.22)
From net realized gains	(0.14)	—	—	(0.13)	(0.03)
Total distributions	(0.39)	(0.12)	(0.23)	(0.13)	(0.25)
Net Asset Value, End of Year	$ 15.92	$15.90	$9.33	$8.55	$9.31
Total return	2.55%	71.69%	11.82%	(6.79)%	16.16%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,029	$2,753	$1,335	$840	$595
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.08%	2.29%	2.38%	2.32%	2.33%
After expense reimbursement(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.02)%	0.52%	1.56%	0%	(1.15)%
Portfolio turnover rate(6)	5%	34%	16%	57%	7%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

23

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Global Fund
Financial Highlights
Advisor Class C

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$14.65	$8.60	$7.89	$8.64	$7.67
Income from Investment Operations:
Net investment income (loss)(2)	(0.08)	—	0.08	(0.04)	(0.15)
Net realized and unrealized gain (loss) on investments	0.37	6.09	0.80	(0.58)	1.33
Total from investment operations	0.29	6.09	0.88	(0.62)	1.18
Redemption fees	0.01	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.12)	(0.05)	(0.17)	—	(0.18)
From net realized gains	(0.14)	—	—	(0.13)	(0.03)
Total distributions	(0.26)	(0.05)	(0.17)	(0.13)	(0.21)
Net Asset Value, End of Year	$ 14.69	$14.65	$8.60	$7.89	$8.64
Total return	2.06%	70.97%	11.18%	(7.21)%	15.44%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$4,526	$6,844	$4,732	$6,574	$7,439
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.58%	2.79%	2.88%	2.82%	2.83%
After expense reimbursement(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets:	(0.52)%	0.03%	1.06%	(0.50)%	(1.65)%
Portfolio turnover rate(5)	5%	34%	16%	57%	7%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

24

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Paradigm Fund
Financial Highlights
No Load Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$133.88	$73.13	$92.91	$73.37	$53.99
Income from Investment Operations:
Net investment income (loss)(2)	(1.38)	0.01	(0.39)	(0.13)	(0.67)
Net realized and unrealized gain (loss) on investments	(18.06)	64.65	(15.26)	21.52	21.26
Total from investment operations	(19.44)	64.66	(15.65)	21.39	20.59
Redemption fees	0.05	0.04	0.00(3)	0.01	0.01
Less Distributions:
From net investment income	—	(0.09)	—	(0.01)	—
From net realized gains	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	(8.69)	(3.95)	(4.13)	(1.86)	(1.22)
Net Asset Value, End of Year	$105.80	$133.88	$73.13	$92.91	$73.37
Total return	(14.59)%	88.47%	(16.89)%	29.17%	38.15%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$462,532	$607,750	$338,263	$517,268	$368,383
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.64%	1.66%	1.68%	1.67%	1.68%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(1.01)%	0.01%	(0.51)%	(0.16)%	(0.88)%
Portfolio turnover rate(5)	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

25

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Paradigm Fund
Financial Highlights
Advisor Class A

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$127.01	$69.61	$88.90	$70.44	$51.99
Income from Investment Operations:
Net investment income (loss)(2)	(1.63)	(0.24)	(0.56)	(0.31)	(0.83)
Net realized and unrealized gain (loss) on investments	(17.08)	61.46	(14.60)	20.62	20.49
Total from investment operations	(18.71)	61.22	(15.16)	20.31	19.66
Redemption fees	0.05	0.04	0.00(3)	0.00(3)	0.01
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Net Asset Value, End of Year	$99.66	$127.01	$69.61	$88.90	$70.44
Total return	(14.80)%	88.00%	(17.10)%	28.86%	37.81%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$198,784	$254,589	$143,676	$188,033	$155,850
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.89%	1.91%	1.93%	1.92%	1.93%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(1.26)%	(0.24)%	(0.76)%	(0.41)%	(1.13)%
Portfolio turnover rate(6)	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

26

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Paradigm Fund
Financial Highlights
Advisor Class C

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$112.80	$62.36	$80.56	$64.28	$47.77
Income from Investment Operations:
Net investment loss(2)	(2.03)	(0.64)	(0.83)	(0.63)	(1.08)
Net realized and unrealized gain (loss) on investments	(15.04)	54.91	(13.24)	18.76	18.80
Total from investment operations	(17.07)	54.27	(14.07)	18.13	17.72
Redemption fees	0.04	0.03	0.00(3)	0.00(3)	0.01
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Net Asset Value, End of Year	$87.08	$112.80	$62.36	$80.56	$64.28
Total return	(15.22)%	87.06%	(17.52)%	28.22%	37.11%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$62,997	$89,897	$57,370	$84,135	$71,947
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.39%	2.41%	2.43%	2.42%	2.43%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:	(1.76)%	(0.74)%	(1.26)%	(0.91)%	(1.63)%
Portfolio turnover rate(5)	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

27

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Paradigm Fund
Financial Highlights
Institutional Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$135.78	$74.10	$93.89	$74.09	$54.51
Income from Investment Operations:
Net investment income (loss)(2)	(1.12)	0.22	(0.24)	0.03	(0.52)
Net realized and unrealized gain (loss) on investments	(18.36)	65.57	(15.42)	21.77	21.47
Total from investment operations	(19.48)	65.79	(15.66)	21.80	20.95
Redemption fees	0.05	0.04	0.00(3)	0.00(3)	0.01
Less Distributions:
From net investment income	—	(0.29)	—	(0.15)	(0.16)
From net realized gains	(8.69)	(3.86)	(4.13)	(1.85)	(1.22)
Total distributions	(8.69)	(4.15)	(4.13)	(2.00)	(1.38)
Net Asset Value, End of Year	$107.66	$135.78	$74.10	$93.89	$74.09
Total return	(14.41)%	88.83%	(16.73)%	29.43%	38.44%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$266,058	$321,969	$222,295	$288,387	$229,996
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.59%	1.61%	1.63%	1.62%	1.63%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	(0.81)%	0.21%	(0.31)%	0.04%	(0.68)%
Portfolio turnover rate(5)	3%	2%	0%	0%	1%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Paradigm Portfolio.
The accompanying notes are an integral part of these financial statements.

28

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Small Cap Opportunities Fund
Financial Highlights
No Load Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$169.66	$104.27	$130.35	$98.78	$66.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.72)	0.90	0.25	0.07	(0.91)
Net realized and unrealized gain (loss) on investments	(14.02)	70.50	(19.35)	31.47	34.48
Total from investment operations	(14.74)	71.40	(19.10)	31.54	33.57
Redemption fees	0.05	0.06	0.02	0.03	0.05
Less Distributions:
From net investment income	(0.28)	(2.94)	(1.30)	—	(1.65)
From net realized gains	—	(3.13)	(5.70)	—	—
Total distributions	(0.28)	(6.07)	(7.00)	—	(1.65)
Net Asset Value, End of Year	$154.69	$169.66	$104.27	$130.35	$98.78
Total return	(8.66)%	68.52%	(14.69)%	31.96%	50.33%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$303,935	$336,526	$204,889	$327,093	$195,631
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.65%	1.69%	1.72%	1.69%	1.70%
After expense reimbursement(4)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:	(0.42)%	0.65%	0.22%	0.07%	(0.93)%
Portfolio turnover rate(5)	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of the financial statements.

29

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Small Cap Opportunities Fund
Financial Highlights
Advisor Class A

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$162.45	$100.03	$125.37	$95.24	$64.41
Income from Investment Operations:
Net investment income (loss)(2)	(1.11)	0.53	(0.03)	(0.20)	(1.12)
Net realized and unrealized gain (loss) on investments	(13.38)	67.55	(18.61)	30.30	33.24
Total from investment operations	(14.49)	68.08	(18.64)	30.10	32.12
Redemption fees	0.05	0.05	0.02	0.03	0.05
Less Distributions:
From net investment income	—	(2.58)	(1.02)	—	(1.34)
From net realized gains	—	(3.13)	(5.70)	—	—
Total distributions	—	(5.71)	(6.72)	—	(1.34)
Net Asset Value, End of Year	$ 148.01	$162.45	$100.03	$125.37	$95.24
Total return	(8.89)%	68.10%	(14.91)%	31.64%	49.94%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$21,596	$24,368	$15,685	$23,920	$14,755
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.90%	1.94%	1.97%	1.94%	1.95%
After expense reimbursement(5)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:	(0.67)%	0.40%	(0.03)%	(0.18)%	(1.18)%
Portfolio turnover rate(6)	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of the financial statements.

30

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Small Cap Opportunities Fund
Financial Highlights
Advisor Class C

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$151.97	$93.93	$118.14	$90.20	$60.85
Income from Investment Operations:
Net investment income (loss)(2)	(1.81)	(0.12)	(0.53)	(0.69)	(1.49)
Net realized and unrealized gain (loss) on investments	(12.44)	63.25	(17.53)	28.60	31.38
Total from investment operations	(14.25)	63.13	(18.06)	27.91	29.89
Redemption fees	0.05	0.05	0.02	0.03	0.05
Less Distributions:
From net investment income	—	(2.01)	(0.47)	—	(0.59)
From net realized gains	—	(3.13)	(5.70)	—	—
Total distributions	—	(5.14)	(6.17)	—	(0.59)
Net Asset Value, End of Year	$ 137.77	$151.97	$93.93	$118.14	$90.20
Total return	(9.34)%	67.25%	(15.32)%	30.98%	49.20%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$9,719	$12,482	$8,396	$12,234	$9,219
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.40%	2.44%	2.46%	2.44%	2.45%
After expense reimbursement(4)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:	(1.17)%	(0.10)%	(0.53)%	(0.68)%	(1.68)%
Portfolio turnover rate(5)	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of the financial statements.

31

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Small Cap Opportunities Fund
Financial Highlights
Institutional Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$173.98	$106.78	$133.32	$100.83	$68.25
Income from Investment Operations:
Net investment income (loss)(2)	(0.38)	1.21	0.48	0.31	(0.73)
Net realized and unrealized gain (loss) on investments	(14.40)	72.26	(19.78)	32.14	35.22
Total from investment operations	(14.78)	73.47	(19.30)	32.45	34.49
Redemption fees	0.05	0.06	0.02	0.04	0.06
Less Distributions:
From net investment income	(0.68)	(3.20)	(1.56)	—	(1.97)
From net realized gains	—	(3.13)	(5.70)	—	—
Total distributions	(0.68)	(6.33)	(7.26)	—	(1.97)
Net Asset Value, End of Year	$158.57	$173.98	$106.78	$133.32	$100.83
Total return	(8.47)%	68.85%	(14.52)%	32.22%	50.62%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$110,848	$92,045	$55,494	$95,963	$49,484
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.60%	1.64%	1.67%	1.64%	1.65%
After expense reimbursement(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:	(0.22)%	0.85%	0.42%	0.27%	(0.73)%
Portfolio turnover rate(5)	0%	6%	2%	6%	3%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of the financial statements.

32

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Market Opportunities Fund
Financial Highlights
No Load Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$76.42	$41.85	$45.55	$40.16	$31.85
Income from Investment Operations:
Net investment income (loss)(2)	(0.08)	0.31	0.36	0.07	(0.33)
Net realized and unrealized gain (loss) on investments	(2.33)	34.85	(3.70)	5.94	9.25
Total from investment operations	(2.41)	35.16	(3.34)	6.01	8.92
Redemption fees	0.05	0.03	0.00(3)	0.00(3)	0.02
Less Distributions:
From net investment income	(0.12)	(0.53)	(0.36)	(0.02)	(0.59)
From net realized gains	(0.36)	(0.09)	—	(0.60)	(0.04)
Total distributions	(0.48)	(0.62)	(0.36)	(0.62)	(0.63)
Net Asset Value, End of Year	$73.58	$76.42	$41.85	$45.55	$40.16
Total return	(3.09)%	84.08%	(7.33)%	14.98%	28.04%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$202,260	$161,183	$92,117	$96,190	$86,943
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.68%	1.72%	1.76%	1.76%	1.75%
After expense reimbursement(4)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets:	(0.10)%	0.53%	0.90%	0.18%	(0.79)%
Portfolio turnover rate(5)	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

33

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Market Opportunities Fund
Financial Highlights
Advisor Class A

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$75.04	$41.14	$44.81	$39.54	$31.36
Income from Investment Operations:
Net investment income (loss)(2)	(0.28)	0.16	0.26	(0.03)	(0.43)
Net realized and unrealized gain (loss) on investments	(2.25)	34.20	(3.65)	5.83	9.10
Total from investment operations	(2.53)	34.36	(3.39)	5.80	8.67
Redemption fees	0.05	0.03	0.00(3)	0.00(3)	0.02
Less Distributions:
From net investment income	(0.08)	(0.40)	(0.28)	—	(0.47)
From net realized gains	(0.36)	(0.09)	—	(0.53)	(0.04)
Total distributions	(0.44)	(0.49)	(0.28)	(0.53)	(0.51)
Net Asset Value, End of Year	$72.12	$75.04	$41.14	$44.81	$39.54
Total return	(3.31)%	83.60%	(7.56)%	14.69%	27.70%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$20,535	$18,806	$9,238	$9,794	$8,786
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.93%	1.97%	2.01%	2.01%	2.00%
After expense reimbursement(5)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:	(0.35)%	0.28%	0.65%	(0.07)%	(1.04)%
Portfolio turnover rate(6)	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

34

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Market Opportunities Fund
Financial Highlights
Advisor Class C

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$71.16	$39.06	$42.51	$37.72	$29.79
Income from Investment Operations:
Net investment income (loss)(2)	(0.64)	(0.12)	0.06	(0.22)	(0.60)
Net realized and unrealized gain (loss) on investments	(2.11)	32.38	(3.46)	5.54	8.65
Total from investment operations	(2.75)	32.26	(3.40)	5.32	8.05
Redemption fees	0.05	0.02	0.00(5)	0.00(5)	0.02
Less Distributions:
From net investment income	(0.08)	(0.09)	(0.05)	—	(0.10)
From net realized gains	(0.36)	(0.09)	—	(0.53)	(0.04)
Total distributions	(0.44)	(0.18)	(0.05)	(0.53)	(0.14)
Net Asset Value, End of Year	$68.02	$71.16	$39.06	$42.51	$37.72
Total return	(3.80)%	82.65%	(8.01)%	14.12%	27.06%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$10,901	$15,057	$9,871	$12,610	$11,087
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.43%	2.47%	2.51%	2.51%	2.50%
After expense reimbursement(3)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets:	(0.85)%	(0.22)%	0.15%	(0.57)%	(1.54)%
Portfolio turnover rate(4)	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(4)	Portfolio turnover of The Market Opportunities Portfolio.
(5)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

35

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Market Opportunities Fund
Financial Highlights
Institutional Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$77.72	$42.54	$46.29	$40.79	$32.34
Income from Investment Operations:
Net investment income (loss)(2)	0.09	0.42	0.45	0.16	(0.25)
Net realized and unrealized gain (loss) on investments	(2.38)	35.45	(3.76)	6.04	9.39
Total from investment operations	(2.29)	35.88	(3.31)	6.20	9.14
Redemption fees	0.05	0.02	0.00(3)	0.00(3)	0.02
Less Distributions:
From net investment income	(0.29)	(0.63)	(0.44)	(0.03)	(0.67)
From net realized gains	(0.36)	(0.09)	—	(0.67)	(0.04)
Total distributions	(0.65)	(0.72)	(0.44)	(0.70)	(0.71)
Net Asset Value, End of Year	$74.83	$77.72	$42.54	$46.29	$40.79
Total return	(2.89)%	84.40%	(7.14)%	15.21%	28.31%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$33,675	$28,338	$19,964	$21,577	$22,655
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.63%	1.67%	1.71%	1.71%	1.70%
After expense reimbursement(3)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets:	0.10%	0.73%	1.10%	0.38%	(0.59)%
Portfolio turnover rate(4)	4%	7%	5%	13%	2%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

36

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Multi-Disciplinary Income Fund
Financial Highlights
No Load Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$9.98	$9.92	$9.94	$10.40	$10.45
Income from Investment Operations:
Net investment income(2)	0.53	0.65	0.49	0.21	0.18
Net realized and unrealized gain (loss) on investments	(0.02)	0.03	0.01	(0.45)	(0.07)
Total from investment operations	0.51	0.68	0.50	(0.24)	0.11
Redemption fees	0.00	0.00	0.00(3)	0.00(3)	0.01
Less Distributions:
From net investment income	(0.52)	(0.62)	(0.52)	(0.22)	(0.17)
Total distributions	(0.52)	(0.62)	(0.52)	(0.22)	(0.17)
Net Asset Value, End of Year	$9.97	$9.98	$9.92	$9.94	$10.40
Total return	5.23%	7.05%	5.15%	(2.30)%	1.18%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$17,199	$13,406	$12,121	$16,325	$3,202
Ratio of operating expenses to average net assets:
Before expense reimbursement	0.98%	1.17%	1.64%	2.30%	2.10%
After expense reimbursement(4)	0.74%	0.76%	1.03%(8)	1.49%	1.49%
Ratio of net investment income to average net assets:	5.33%	6.52%	4.94%	2.06%	1.72%
Portfolio turnover rate(5)	74%	37%	37%	0%	0%

(1)	Information presented relates to a share of capital stock outstanding for each year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the year.
(3)	Amount calculated is less than $0.005.
(4)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(5)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
(8)	Effective as of April 30, 2023, the Adviser has agreed to reduce the expense limitation for the Multi-Disciplinary Income Fund from 1.49% to 0.74%.
The accompanying notes are an integral part of these financial statements.

37

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Spin-off Fund
Financial Highlights
No Load Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$33.92	$19.46	$26.33	$19.20	$13.45
Income from Investment Operations:
Net investment income (loss)(2)	(0.26)	0.32	0.03	0.08	(0.11)
Net realized and unrealized gain (loss) on investments	(6.37)	15.73	(5.17)	7.49	5.88
Total from investment operations	(6.63)	16.05	(5.14)	7.57	5.77
Redemption fees	0.08	0.01	0.01	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.04)	(0.40)	(0.03)	—	(0.02)
From net realized gains	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	(2.69)	(1.60)	(1.74)	(0.44)	(0.02)
Net Asset Value, End of Year	$24.68	$33.92	$19.46	$26.33	$19.20
Total return	(19.45)%	82.47%	(19.59)%	39.43%	42.90%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$67	$222	$29	$149	$125
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.68%	1.77%	1.83%	1.79%	1.84%
After expense reimbursement(6)	1.47%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:	(0.77)%	1.06%	0.15%	0.36%	(0.57)%
Portfolio turnover rate	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

38

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Spin-off Fund
Financial Highlights
Advisor Class A

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$32.10	$18.42	$25.05	$18.28	$12.82
Income from Investment Operations:
Net investment income (loss)(2)	(0.27)	0.26	0.02	0.06	(0.12)
Net realized and unrealized gain (loss) on investments	(6.01)	14.91	(4.91)	7.15	5.60
Total from investment operations	(6.28)	15.17	(4.89)	7.21	5.48
Redemption fees	0.07	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.04)	(0.30)	(0.03)	—	(0.02)
From net realized gains	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	(2.69)	(1.50)	(1.74)	(0.44)	(0.02)
Net Asset Value, End of Year	$23.20	$32.10	$18.42	$25.05	$18.28
Total return	(19.50)%	82.36%	(19.63)%	39.45%	42.75%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$7,195	$10,684	$5,758	$10,649	$5,869
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.99%	2.02%	2.08%	2.04%	2.09%
After expense reimbursement(7)	1.54%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:	(0.84)%	1.00%	0.09%	0.30%	(0.62)%
Portfolio turnover rate	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

39

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Spin-off Fund
Financial Highlights
Advisor Class C

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$28.86	$16.64	$23.01	$16.95	$11.98
Income from Investment Operations:
Net investment income (loss)(2)	(0.44)	0.06	(0.13)	(0.08)	(0.23)
Net realized and unrealized gain (loss) on investments	(5.38)	13.42	(4.50)	6.58	5.23
Total from investment operations	(5.82)	13.48	(4.63)	6.50	5.00
Redemption fees	0.06	0.01	0.00(6)	0.00(6)	0.00(6)
Less Distributions:
From net investment income	(0.04)	(0.07)	(0.03)	—	(0.03)
From net realized gains	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	(2.69)	(1.27)	(1.74)	(0.44)	(0.03)
Net Asset Value, End of Year	$20.41	$28.86	$16.64	$23.01	$16.95
Total return	(20.12)%	81.04%	(20.24)%	38.36%	41.73%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$179	$264	$301	$842	$940
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.45%	2.52%	2.58%	2.54%	2.59%
After expense reimbursement(5)	2.25%	2.25%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets:	(1.55)%	0.26	(0.66)%	(0.43)%	(1.37)%
Portfolio turnover rate	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

40

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
The Spin-off Fund
Financial Highlights
Institutional Class

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:(1)
Net asset value, beginning of year	$32.34	$18.56	$25.25	$18.40	$12.87
Income from Investment Operations:
Net investment income (loss)(2)	(0.17)	0.32	0.07	0.12	(0.07)
Net realized and unrealized gain (loss) on investments	(6.09)	15.06	(4.95)	7.21	5.62
Total from investment operations	(6.26)	15.38	(4.88)	7.33	5.55
Redemption fees	0.06	0.01	0.00(3)	0.00(3)	0.00(3)
Less Distributions:
From net investment income	(0.04)	(0.41)	(0.10)	(0.04)	(0.02)
From net realized gains	(2.65)	(1.20)	(1.71)	(0.44)	—
Total distributions	(2.69)	(1.61)	(1.81)	(0.48)	(0.02)
Net Asset Value, End of Year	$23.45	$32.34	$18.56	$25.25	$18.40
Total return	(19.32)%	82.86%	(19.43)%	39.82%	43.12%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$18,700	$25,461	$16,389	$23,458	$17,377
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.63%	1.72%	1.78%	1.74%	1.79%
After expense reimbursement(6)	1.23%	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:	(0.53)%	1.25%	0.35%	0.56%	(0.37)%
Portfolio turnover rate	4%	6%	1%	4%	1%

(1)	Information presented relates to a share of capital stock outstanding for each Year.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the Year.
(3)	Amount calculated is less than $0.005.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Amount calculated is less than $0.005.
The accompanying notes are an integral part of these financial statements.

41

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”) and The Kinetics Spin-Off and Corporate Restructuring Fund (“Spin-Off Fund”) (each, a “Fund” and collectively, the “Funds”). Investment operations of the Company began on October 21, 1996 (Internet), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), February 11, 2008 (Multi-Disciplinary Income) and May 4, 2007 (Spin-Off Fund). The Spin-Off Fund completed a plan of reorganization at the close of business on December 8, 2017 to begin operations under the Company. Prior to December 8, 2017, the Spin-Off Fund was known as Horizon Spin-Off and Corporate Restructuring Fund, a series of Investment Managers Series Trust. Each series, except the Spin-Off Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series, The Internet Portfolio (“Internet Portfolio”), The Global Portfolio (“Global Portfolio”), The Paradigm Portfolio (“Paradigm Portfolio”), The Small Cap Opportunities Portfolio (“Small Cap Opportunities Portfolio”), The Market Opportunities Portfolio (“Market Opportunities Portfolio”) and The Multi-Disciplinary Income Portfolio (“Multi-Disciplinary Income Portfolio”) (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”). The Spin-Off Fund does not invest all of its investable assets in a Master Portfolio and will directly acquire and manage its own portfolio of securities.
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company, except for the Spin-Off Fund, entered into a master-feeder fund structure. By entering into this structure, each series, except for the Spin-Off Fund, (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio may have multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.
Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of December 31, 2025, is as follows:

Interest in Master Portfolio
The Internet Fund	99.970%
The Global Fund	99.899%
The Paradigm Fund	95.293%
The Small Cap Opportunities Fund	99.956%
The Market Opportunities Fund	99.966%
The Multi-Disciplinary Income Fund	98.718%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of December 31, 2025, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of December 31, 2025, each of the Funds (other than the Multi-Disciplinary Income Fund) offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within

42

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.
As of December 31, 2025, each of the Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of December 31, 2025, the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.
Each class of shares for each Feeder Fund and the Spin-Off Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund and the Spin-Off Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report, and should be read in conjunction with the Feeder Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
Security Valuation – Master Portfolios and Spin-Off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Master Portfolios’ and Spin-Off Fund’s Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security;

43

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
(ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At December 31, 2025, 0.88% of the net assets of The Spin-Off Fund, respectively, were fair valued securities. The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at December 31, 2025.
Bitcoin – The Master Portfolios and Spin-Off Fund invests in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At December 31, 2025, 0.86% of the net assets of The Spin-Off Fund, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S. dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and it’s Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries – The consolidated financial statements include the accounts of Cayman wholly owned Controlled Foreign Corporations (“CFCs”), (the “Cayman” or “Subsidiaries”). The Spin Off Fund (the “Fund”) holds a CFC. The Fund can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment

44

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
objectives and policies. By investing in its Subsidiaries, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar Investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, the Fund wholly-owns and controls its Subsidiary, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, the Cayman Subsidiary’s net income and capital gain will be included each year in the Fund’s investment company taxable income. As of December 31, 2025, the Cayman Subsidiary’s net assets and percent of the Fund’s net assets were:

The Spin-off Fund	508,519	1.95%

Repurchase Agreements – Each Master Portfolio and the Spin-Off Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios and Spin-Off Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio and Spin-Off Fund in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio and Spin-Off Fund may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios and Spin-Off Fund are maintained in U.S. dollars. For the Master Portfolios and Spin-Off Fund, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios and Spin-Off Fund do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios and Spin-Off Fund do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios and Spin-Off Fund may invest in restricted securities. These securities are valued by the Master Portfolios and Spin-Off Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios and Spin-Off Fund have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolio and Spin-Off Fund’s Adviser under the oversight of the Board of Trustees/Directors. At December 31, 2025, market value and percentage of 144A securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At December 31, 2025, market value and percentage of illiquid securities held by the Master Portfolios and Spin-Off Fund are disclosed under the respective schedule of investments.
When-Issued Securities – The Master Portfolios and Spin-Off Fund may purchase securities on a when- issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios and Spin-Off Fund record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.

45

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Securities Lending – Each Master Portfolio and Spin-Off Fund may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker- dealers or indirectly through repurchase agreements with respect to no more than 33 1∕3% of the total assets of each Master Portfolio and Spin-Off Fund (including any collateral posted) or 50% of the total assets of each Master Portfolio and Spin-Off Fund (excluding any collateral posted).Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios and Spin-Off Fund receive interest on the collateral received as well as a fee for the securities loaned.
Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code. It is intended that the Spin-Off Fund will be managed to satisfy the requirements of subchapter M of the Internal Revenue Code.
The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (“Cayman” or “Delaware,” respectively, or “Subsidiaries” for both).The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. The investment of up to 25% of a Master Portfolio’s assets in the Subsidiaries is a structure that has been used by a number of Registered Investment Companies (“RICs”) to avoid earning non-qualified income by indirectly making commodities-related investments which would not generate qualifying income if they were made directly by the RIC. Under Treasury Regulations, income from a foreign subsidiary that is a CFC, such as the Subsidiaries, is qualifying income for a RIC for U.S. federal income tax purposes (1) to the extent the income is actually distributed by the CFC to the RIC each year and (2) even if not distributed currently, to the extent the income is derived with respect to the RIC’s business of investing in stock, securities or currencies. If the IRS were to determine that income derived from a Master Portfolio’s investment in its Subsidiaries do not constitute qualifying income and if such positions were upheld by a court, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, then the corresponding Feeder Fund might cease to qualify as a RIC and could be required to reduce its exposure to such investments. In that event, a Feeder Fund’s taxable income would be subject to tax at the Feeder Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. In such an event, in order to re-qualify for taxation as a regulated investment company, the Feeder Fund may be required to recognize unrealized gains, pay substantial taxes, and interest and make certain distributions.
It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and realized gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

46

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2025, open tax years include the tax years ended December 31, 2022 through December 31, 2025.The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (”GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Segment Reporting – The Fund adopted Financial Accounting Standard Board Update 2023-07, Segment Reporting (Topic 280) – Improvement to Reportable Segment Disclosure (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statements disclosures only and did not affect the Fund’s financial position or result of operations.
The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Company’s understanding of the applicable country’s tax rules and rates.
3. INVESTMENT ADVISER
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios and Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation (OTC: HKHC). Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%. Additionally, effective as of April 30, 2023, the Adviser agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2026. The Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses through at least April 30, 2026. The Adviser may discontinue the waiver/reimbursement at any time after April 30, 2026; these waivers/reimbursements are not subject to recapture. Operating expenses exclude brokerage commissions, borrowing costs on securities sold short, short dividends, interest expense, taxes, acquired fund fees and expenses and extraordinary expenses. Below are operating expense limitations by each share class of each of the Fund (set forth below):

	The Internet Fund	The Global Fund
No Load Class	1.75%	1.39%
Class A	2.00%	1.64%
Class C	2.50%	2.14%

47

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

	The Paradigm Fund	The Small Cap Opportunities Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
No Load Class	1.40%	0.74%
Class A	1.65%	N/A
Class C	2.15%	N/A
Institutional Class	1.20%	N/A

The Spin-Off Fund
No Load Class	1.45%
Class A	1.50%
Class C	2.25%
Institutional Class	1.25%

For the period ended December 31, 2025, the rate earned by the Adviser from the Master Portfolios and Spin-Off Fund and the waived fees/reimbursed expenses for the Funds are as follows:

	The Internet Fund	The Global Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$—	$ 280,410

	The Paradigm Fund	The Small Cap Opportunities Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed/Recouped by Adviser through voluntary waiver	$(8,020)	$ 100,143
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$ 492,603	$ 166,931

	The Market Opportunities Fund	The Multi-Disciplinary Income Fund
Annual Advisory Rate	1.25%	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$ 849,511	$37,540
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$65,070	N/A

The Spin-Off Fund
Annual Advisory Rate	1.00%
Expenses Reimbursed by Adviser through voluntary waiver	$ 106,375
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$36,554

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Funds’ average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Funds’ average daily net assets attributable to Institutional Class shares. At this time, the

48

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Fund’s average daily net assets attributable to Institutional Class shares until at least April 30, 2026. For the period ended December 31, 2025, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities and Spin-Off Funds.

Shareholder Servicing Expenses for the period ended December 31, 2025
The Internet Fund	$845,383
The Global Fund	159,104
The Paradigm Fund	3,088,255
The Small Cap Opportunities Fund	1,228,086
The Market Opportunities Fund	750,426
The Multi-Disciplinary Income Fund	38,577
The Spin-Off Fund	75,024

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Funds.
For the period ended December 31, 2025, the Funds were allocated approximately $25,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”).One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the period ended December 31, 2025, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Small Cap, Market Opportunities, Multi-Disciplinary Income and Spin-Off Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for the period ended December 31, 2025
	Advisor Class A	Advisor Class C
The Internet Fund	$10,167	$25,758
The Global Fund	8,950	44,285
The Paradigm Fund	632,677	627,620
The Small Cap Opportunities Fund	63,130	86,829
The Market Opportunities Fund	54,056	103,146
The Spin-Off Fund	30,774	2,007

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales Load Fees for the period ended December 31, 2025
The Internet Fund	$2,159
The Global Fund	1,444
The Paradigm Fund	34,347
The Small Cap Opportunities Fund	7,302
The Market Opportunities Fund	11,493
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	698

49

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
4. RECLASSIFICATION OF CAPITAL ACCOUNTS
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, each Fund recorded the following reclassifications to the accounts listed below:

	Increase/(Decrease)
	Accumulated Earnings (Deficit)	Paid In Capital
The Internet Fund	$(453,226)	$453,226
The Global Fund	$(297,619)	$297,619
The Paradigm Fund	$4,889,886	$(4,889,886)
The Small Cap Opportunities Fund	$1,113,236	$(1,113,236)
The Market Opportunities Fund	$(1,199,430)	$1,199,430
The Multi-Disciplinary Income Fund	$—	$—
The Spin-Off Fund	$(3,101)	$3,101

5. INCOME TAXES
At December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Small Cap Opportunities
Net Unrealized Appreciation	$198,186,273	$22,361,417	$846,270,687	$247,389,313
Undistributed Ordinary Income	—	398,531	—	—
Undistributed Long-Term Capital Gains	3,145,439	—	28,497,747	—
Total Distributable Earnings	$3,145,439	$398,531	$28,497,747	$—
Other Accumulated Loss	—	(56,829)	(2,152,658)	(625,133)
Total Accumulated Gain	$201,331,712	$22,703,119	$872,615,776	$246,764,180

	Market Opportunities	Multi- Disciplinary Income	Spin-Off Fund
Net Unrealized Appreciation	$148,109,900	$25,816	$20,724,847
Undistributed Ordinary Income	533,286	56,159	—
Undistributed Long-Term Capital Gains	—	—	432,767
Total Distributable Earnings	$533,286	$56,159	$432,767
Other Accumulated Loss	(76,702)	(5,468,030)	—
Total Accumulated Gain (Loss)	$148,566,484	$(5,386,055)	$21,157,614

At December 31, 2025, the Funds had the following short-term and long-term capital loss carryforwards without expiration.

Capital Loss Carryforward
	Short-Term	Long-Term	Total
The Internet Fund	$—	$—	$—
The Global Fund	—	—	—
The Paradigm Fund	—	—	—
The Small Cap Opportunities Fund	258,970	—	258,970
The Market Opportunities Fund	—	—	—
The Multi-Disciplinary Income Fund	16,302	5,451,728	5,468,030
The Spin-Off Fund	—	—	—

50

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
For the year ended December 31, 2023, the following Funds utilized capital losses.

Capital Losses Utilized
The Internet Fund	$—
The Global Fund	11,749
The Paradigm Fund	—
The Small Cap Opportunities Fund	—
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

At December 31, 2025, the following Funds deferred, on a tax basis, post- October losses:

Post-October Capital Loss Deferral
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	2,152,658
The Small Cap Opportunities Fund	366,163
The Market Opportunities Fund	—
The Multi-Disciplinary Income Fund	—
The Spin-Off Fund	—

The tax components of dividends paid during the year ended December 31, 2025 and the period ended December 31, 2025, are:

	The Internet Fund		The Global Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$89,769	$4,941,392	$871,558	$473,620
2024	$672,765	$2,413,529	$435,355	$—

	The Paradigm Fund		The Small Cap Opportunities Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$—	$78,171,696	$1,019,404	$—
2024	$1,084,208	$36,608,342	$4,384,242	$11,803,574

	The Market Opportunities Fund		The Multi-Disciplinary Income Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$505,628	$1,314,549	$820,482	$—
2024	$1,449,269	$274,542	$831,330	$—

51

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

	The Spin-Off Fund
	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2025	$43,075	$2,699,046
2024	$406,111	$1,303,757

Each Feeder Fund and the Spin-Off Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Funds and the Spin-Off Fund related to net capital gain to zero for the tax year ended December 31, 2025.
6. SECURITIES TRANSACTIONS, TAX COST AND SIGNIFICANT INVESTMENTS – THE SPIN-OFF FUND
Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended December 31, 2025, were as follows for the Spin-Off Fund:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Spin-Off Fund	$ —	$1,423,922	$—	$4,438,517

As of December 31, 2025, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows for the Spin-Off Fund:

The Spin-Off Fund
Tax Cost of Investments	$5,095,233
Unrealized Appreciation	21,084,200
Unrealized Depreciation	(359,406)
Net Unrealized Appreciation	$20,724,794

Significant Investments – The Spin-Off Fund may invest a greater percentage of its assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) exposes the fund to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At December 31, 2025, Spin-Off Fund invested approximately 82% of its net assets in individual securities greater than 5% of net assets. See the Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the fund to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the Fund’s performance. At December 31, 2025, the Spin-Off Fund held 76.2% of its net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the Spin-Off Fund could be adversely affected if the underlying markets for oil or gas were to decline, thereby having a more significant impact on the Spin-Off Fund given the concentration in this holding.

52

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
7. SUMMARY OF FAIR VALUE EXPOSURE – SPIN-OFF FUND
Various inputs are used in determining the value of the Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The following is a summary of the inputs used to value The Spin-Off Fund’s net assets as of December 31, 2025:
The Kinetics Spin-Off and Corporate Restructuring Fund
The following is a summary of the inputs used to value The Kinetics Spin-Off and Corporate Restructuring Fund's net assets as of December 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$24,067,471	$1,296,540	$ 229,907	$25,593,918
Unit Investment Trust	218,860	—	—	218,860
Exchange Traded Funds	7,249	—	—	7,249
Total Investments in Securities	$24,293,580	$1,296,540	$ 229,907	$25,820,027

As of December 31, 2025, there were no investments in Level 3 securities.
During the period ended December 31, 2025, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—***
Net purchases and/or acquisitions	229,907
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2025	$229,907

53

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

Description	Fair Value at 12/31/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$ 100,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$ 100,007	Cost Approach	Precedent Transaction	$17.21 - $17.21
Common Stocks	$29,900	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**	An increase to the input used would result in an increase to the value of the underlying security.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2025 is $0.
8. INVESTMENT ADVISER
The Spin-Off Fund entered into Investment Advisory Agreements (the “Agreement”) with the Adviser, with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Spin-Off Fund. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreement, the Spin-Off Fund compensates the Adviser for its management services at the annual rate of 1.00% of the Spin-Off Fund’s average daily net assets. For the period ended December 31, 2025, Spin-Off Fund incurred $ in expenses pursuant to the Agreement.
9. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Funds’ financial statements.
10. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

The Internet Fund	100.00%
The Global Fund	61.36%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	100.00%
The Market Opportunities Fund	100.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

The Internet Fund	100.00%
The Global Fund	11.30%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	100.00%
The Market Opportunities Fund	95.92%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	100.00%

54

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for the year ended December 31, 2025 was as follows:

The Internet Fund	0.00%
The Global Fund	28.14%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	21.25%
The Spin-Off Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2025 was as follows.

The Internet Fund	100.00%
The Global Fund	0.00%
The Paradigm Fund	0.00%
The Small Cap Opportunities Fund	0.00%
The Market Opportunities Fund	0.00%
The Multi-Disciplinary Income Fund	0.00%
The Spin-Off Fund	0.00%

The percentage of taxable income distributions that are designated as ordinary and long-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended December 31, 2025 was as follows.

	Ordinary	Long-Term
The Internet Fund	1.78%	98.22%
The Global Fund	64.79%	35.21%
The Paradigm Fund	0.00%	100.00%
The Small Cap Opportunities Fund	100.00%	0.00%
The Market Opportunities Fund	27.78%	72.22%
The Multi-Disciplinary Income Fund	100.00%	0.00%
The Spin-Off Fund	1.57%	98.43%

11. RECENT ACCOUNTING PRONOUNCEMENTS
ASU 2023-09 - Improvement to Income Tax Disclosure
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvement to Income Tax Disclosure, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes in the Funds’ financial statements. The Advisor has adopted the amendment for the current fiscal period, but related income taxes paid were deemed immaterial.
12. INFORMATION ABOUT PROXY VOTING (UNAUDITED)
Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov.Information regarding how the Spin-Off Fund, the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended December 31, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

55

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
13. INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)
The Spin-Off Fund and Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Spin-Off Fund’s and Feeder Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828.Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

56

KINETICS MUTUAL FUNDS, INC. – THE FEEDER FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Directors of Kinetics Mutual Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of The Internet Fund, The Global Fund, The Paradigm Fund, The Small Cap Opportunities Fund, The Market Opportunities Fund, The Multi-Disciplinary Income Fund, and the Kinetics Spin-off and Corporate Restructuring Fund (the “Funds”), each a series of Kinetics Mutual Funds, Inc. (the “Trust”), including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2004.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. With respect to Kinetics Spin-off and Corporate Restructuring Fund, our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2026

57

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025

	Shares	Value
UNIT INVESTMENT TRUSTS - 57.9%
Grayscale Bitcoin Mini Trust ETF(a)	428,419	$16,592,668
Grayscale Bitcoin Trust ETF(a)(b)	2,142,099	146,433,888
Grayscale Litecoin Trust(a)	4	23
TOTAL UNIT INVESTMENT TRUSTS (Cost $6,946,891)		163,026,579
COMMON STOCKS - 37.8%
Administrative and Support Services - 0.0%(c)
CreditRiskMonitor.com, Inc.(a)	780	2,106
Aerospace and Defense - 0.0%(c)
Booz Allen Hamilton Holding Corp.	1,400	118,104
Broadcasting (except Internet) - 0.2%
Atlanta Braves Holdings, Inc. - Class A(a)(d)	8,000	339,920
Atlanta Braves Holdings, Inc. - Class C(a)	8,000	315,600
		655,520
Business Support Services - 0.0%(c)
Circle Internet Group, Inc.(a)	400	31,720
Fermi, Inc.(a)(d)	6,667	53,336
		85,056
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.6%
Broadridge Financial Solutions, Inc.	7,000	1,562,190
Data Center Infrastructure - 1.4%
Bolt Data & Energy Inc.(a)(e)	800,000	4,000,000
Data Processing, Hosting, and Related Services - 1.6%
Mastercard, Inc. - Class A	5,000	2,854,400
Verisk Analytics, Inc.	7,000	1,565,830
		4,420,230
Entertainment - 0.1%
IG Port, Inc.	32,200	269,293
Funds, Trusts, and Other Financial Vehicles - 0.5%
Mesabi Trust(d)	37,900	1,459,908
Global Exchanges - 0.1%(c)
Euronext N.V.	1,600	240,681
Japan Exchange Group, Inc. - ADR(d)	6,200	66,092
NZX Ltd.	1,200	1,078
		307,851
Management, Scientific, and Technical Consulting Services - 3.8%
CACI International, Inc. - Class A(a)	20,000	10,656,200

	Shares	Value
Media - 0.0%(c)
Nippon Television Holdings, Inc.	200	$4,858
Toei Animation Co. Ltd.	7,000	121,776
		126,634
Oil and Gas Extraction - 19.4%
Permian Basin Royalty Trust	12,550	213,099
Texas Pacific Land Corp.	189,234	54,351,790
		54,564,889
Other Financial Investment Activities - 2.2%
99GRAYSC(a)(e)	200,000	2,000,000
Bakkt Holdings, Inc.(a)(d)	80,000	803,200
Galaxy Digital, Inc. - Class A(a)(d)	150,000	3,354,000
		6,157,200
Other Motor Vehicle Dealers - 0.0%(c)
Copart, Inc.(a)	400	15,660
Performing Arts, Spectator Sports, and Related Industries - 0.2%
Madison Square Garden Entertainment Corp.(a)	4,000	215,560
Sphere Entertainment Co.(a)	4,000	380,320
		595,880
Securities and Commodities Exchanges - 3.3%
CME Group, Inc.	4,000	1,092,320
Miami International Holdings Inc.(a)(i)	134,000	5,946,920
Miami International Holdings, Inc.(a)	38,693	1,717,195
Nasdaq, Inc.	2,100	203,973
TXSE Group, Inc.(a)(e)	8,700	200,100
		9,160,508
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.2%(f)
OTC Markets Group, Inc. - Class A - Class A	122,400	6,279,120
S&P Global, Inc.	113	59,053
		6,338,173
Support Activities for Water Transportation - 1.2%
Landbridge Co. LLC - Class A	66,800	3,272,532
Technology Services and Software - 1.0%
SB Technology, Inc.(a)(e)	156,886	2,700,008
Web Search Portals, Libraries, Archives, and Other Information Services - 0.0%(c)
CoStar Group, Inc.(a)	200	13,448
TOTAL COMMON STOCKS (Cost $65,497,161)		106,481,390

The accompanying notes are an integral part of these financial statements.

58

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE INTERNET PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)

	Contracts	Value
WARRANTS - 0.2%
Securities and Commodities Exchanges - 0.2%
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(a)(e)	20,410	$602,488
TOTAL WARRANTS (Cost $0)		602,488
TOTAL INVESTMENTS - 95.9% (Cost $72,444,052)		$270,110,457
Money Market Deposit Account - 5.6%(g)(h)		15,771,113
Liabilities in Excess of Other Assets - (1.5)%		(4,133,241)
TOTAL NET ASSETS - 100.0%		$281,748,329

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Represents less than 0.05% of net assets.
(d)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $3,558,690.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $9,502,596 or 3.4% of net assets as of December 31, 2025.

(f)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $3,696,993 which represented 1.3% of net assets.

(i)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $5,946,920 or 2.1% of the Fund’s net assets.

The accompanying notes are an integral part of these financial statements.

59

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025

	Shares	Value
COMMON STOCKS - 71.7%
Accommodation - 0.2%
Civeo Corp.	5,400	$123,498
Administrative and Support Services - 0.0%(a)
RB Global, Inc.	200	20,574
Aerospace and Defense - 0.3%
Booz Allen Hamilton Holding Corp.	1,600	134,976
Elbit Systems Ltd.	10	5,777
		140,753
Agencies, Brokerages, and Other Insurance Related Activities - 0.0%(a)
Brookfield Wealth Solutions Ltd.	348	15,991
Asset Management - 4.4%
Investor AB(b)	67,200	2,411,653
Chemical Manufacturing - 0.1%
Resonac Holdings Corp.	600	24,998
Data Center Infrastructure - 1.1%
Bolt Data & Energy Inc.(b)(c)	120,000	600,000
Diversified Real Estate Activities - 1.0%
PrairieSky Royalty Ltd.	27,200	535,657
Electric Power Generation, Transmission and Distribution - 5.8%
Hawaiian Electric Industries, Inc.(b)	260,000	3,198,000
Entertainment - 1.3%
IG Port, Inc.	83,200	695,812
Financial Services - 0.0%
Kinnevik AB(b)	200	1,818
Value Partners Group Ltd.	10,000	3,109
		4,927
Funds, Trusts, and Other Financial Vehicles - 1.5%
Mesabi Trust	20,918	805,761
Global Exchanges - 5.1%
ASX Ltd.	800	27,463
B3 SA - Brasil Bolsa Balcao	30,000	76,372
Deutsche Boerse AG	600	157,735
Euronext N.V.(d)	16,640	2,503,079
Japan Exchange Group, Inc. - ADR(e)	3,900	41,574
NZX Ltd.	38,000	34,131
		3,008,830
Hospitality and Tourism - 0.4%
Carnival Corp.(b)	4,200	128,268
Norwegian Cruise Line Holdings Ltd.(b)	2,000	44,640
Royal Caribbean Cruises Ltd.	200	55,784
		228,692

	Shares	Value
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	4	$7,632
Legal Services - 0.1%
CRA International, Inc.	220	44,153
Live Sports (Spectator Sports) - 0.2%
BIGLEAGUE(b)(c)	1,818	110,135
Management of Companies and Enterprises - 11.5%
Associated Capital Group, Inc. - Class A	13,300	502,740
Fairfax India Holdings Corp.(b)(d)	157,200	2,717,988
Valterra Platinum Ltd. - ADR	736	10,304
White Mountains Insurance Group Ltd.	1,464	3,042,236
		6,273,268
Management, Scientific, and Technical Consulting Services - 0.1%
CACI International, Inc. - Class A(b)	100	53,281
Media - 2.3%
AlphaPolis Co. Ltd.	36,400	380,871
Nippon BS Broadcasting Corp.	2,000	12,819
Nippon Television Holdings, Inc.	25,000	607,284
Toei Animation Co. Ltd.	14,000	243,552
		1,244,526
Mining (except Oil and Gas) - 5.7%
Franco-Nevada Corp.	4,800	994,944
Wheaton Precious Metals Corp.	18,000	2,115,360
		3,110,304
Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc.(b)	40	8,259
Penske Automotive Group, Inc.	30	4,749
		13,008
Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR(e)	2,113	43,718
Nonmetallic Mineral Product Manufacturing - 0.2%
Eagle Materials, Inc.	418	86,392
Offices of Real Estate Agents and Brokers - 0.0%(a)
Aztec Land and Cattle Co. Ltd.	3	4,860
Oil and Gas Extraction - 15.1%
EQT Corp.	12	643
Permian Basin Royalty Trust(e)	40,000	679,200
Texas Pacific Land Corp.	25,902	7,439,573
Western Midstream Partners LP	3,500	138,250
		8,257,666
Other Crop Farming - 0.0%(a)
J G Boswell Co.	54	24,767

The accompanying notes are an integral part of these financial statements.

60

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Financial Investment Activities - 3.3%
Galaxy Digital, Inc. - Class A(b)	54,000	$1,207,440
GAMCO Investors, Inc. - Class A	25,000	609,000
		1,816,440
Other Investment Pools and Funds - 2.3%
Partners Value Investments LP	21,930	287,596
Urbana Corp.	79,160	560,011
Urbana Corp. - Class A	63,200	421,318
		1,268,925
Real Estate - 0.0%(a)
Tejon Ranch Co.(b)	800	12,616
Securities and Commodities Exchanges - 1.3%
Cboe Global Markets, Inc.	200	50,200
CME Group, Inc.	200	54,616
Intercontinental Exchange, Inc.	500	80,980
Miami International Holdings, Inc.(b)	9,600	426,048
TXSE Group, Inc.(b)(c)	4,350	100,050
		711,894
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
Brookfield Asset Management Ltd.	400	20,956
Brookfield Corp.	6,000	275,340
OTC Markets Group, Inc. - Class A	400	20,520
		316,816
Support Activities for Mining - 2.3%
Core Laboratories, Inc.	200	3,206
Liberty Energy, Inc.	200	3,692
Royal Gold, Inc.	5,625	1,250,381
		1,257,279
Support Activities for Water Transportation - 4.5%
Clarkson PLC	9,000	462,817
Landbridge Co. LLC - Class A	35,400	1,734,246
Siem Industries, Inc.(b)	5,500	253,000
		2,450,063
Technology Services and Software - 0.9%
SB Technology, Inc.(b)(c)	29,053	500,002
Water, Sewage and Other Systems - 0.0%(a)
Pure Cycle Corp.(b)	800	8,792
WaterBridge Infrastructure LLC - Class A(b)	400	8,004
		16,796
TOTAL COMMON STOCKS (Cost $27,288,792)		39,271,211

	Shares	Value
UNIT INVESTMENT TRUSTS - 21.3%
Grayscale Bitcoin Mini Trust ETF(b)	30,704	$1,189,166
Grayscale Bitcoin Trust ETF(b)	153,520	10,494,627
Grayscale Ethereum Classic Trust(b)	24	156
TOTAL UNIT INVESTMENT TRUSTS (Cost $439,522)		11,683,949

	Contracts
WARRANTS - 0.1%
Other Investment Pools and Funds - 0.1%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(b)	3,493	63,622
TOTAL WARRANTS (Cost $19,638)		63,622

	Shares
PREFERRED STOCKS - 0.0%(a)
Financial Services - 0.0%(a)
Partners Value Investments LP, Series 1*, 4.50%, Perpetual(b)	515	11,845
Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030(b)	2,193	1,645
TOTAL PREFERRED STOCKS (Cost $12,301)		13,490

	Par
CONVERTIBLE BONDS - 0.0%(a)
Department Stores - 0.0%(a)
Sears Holdings Corp., 8.00%, 12/15/2019(c)(f)	$41,080	0
TOTAL CONVERTIBLE BONDS (Cost $41,080)		0
TOTAL INVESTMENTS - 93.1% (Cost $27,801,333)		$51,032,272
Money Market Deposit Account - 7.8%(g)(h)		4,274,396
Liabilities in Excess of Other Assets - (0.9)%		(511,383)
TOTAL NET ASSETS - 100.0%		$54,795,285

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

61

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE GLOBAL PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,310,187 or 2.4% of net assets as of December 31, 2025.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $5,221,067 or 9.5% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $483,270.
(f)	Issuer is currently in default.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $497,445 which represented 0.9% of net assets.

The accompanying notes are an integral part of these financial statements.

62

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025

	Shares	Value
COMMON STOCKS - 85.7%
Accommodation - 0.2%
Civeo Corp.	83,767	$1,915,751
Asset Management - 0.0%(a)
Investor AB(b)	1,000	35,888
Beverage and Tobacco Product Manufacturing - 0.0%(a)
Crimson Wine Group Ltd.(b)	12,800	62,720
Broadcasting (except Internet) - 0.0%(a)
Atlanta Braves Holdings, Inc. - Class C(b)	4,842	191,017
Business Support Services - 0.0%(a)
Fermi, Inc.(b)(c)	3,333	26,664
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.0%(a)
Broadridge Financial Solutions, Inc.	1,000	223,170
Data Center Infrastructure - 0.4%
Bolt Data & Energy Inc.(b)(d)	800,000	4,000,000
Diversified Real Estate Activities - 0.1%
PrairieSky Royalty Ltd.	60,000	1,181,596
Electric Power Generation, Transmission and Distribution - 3.4%
Hawaiian Electric Industries, Inc.(b)	2,836,000	34,882,800
NRG Energy, Inc.	148	23,567
		34,906,367
Financial Services - 0.0%(a)
Kinnevik AB(b)	200	1,818
Food Services and Drinking Places - 0.0%(a)
Wendy’s Co.	60,000	499,800
Funds, Trusts, and Other Financial Vehicles - 0.2%
Mesabi Trust(c)	41,800	1,610,136
Hospitality and Tourism - 0.9%
Carnival Corp.(b)	215,000	6,566,100
Royal Caribbean Cruises Ltd.	10,200	2,844,984
		9,411,084
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	2	3,816
Insurance Carriers and Related Activities - 0.0%(a)
Markel Group, Inc.(b)	100	214,965

	Shares	Value
Management of Companies and Enterprises - 1.1%
Associated Capital Group, Inc. - Class A	260,290	$9,838,962
Fairfax India Holdings Corp.(b)(e)	8,400	145,236
White Mountains Insurance Group Ltd.	924	1,920,100
		11,904,298
Management, Scientific, and Technical Consulting Services - 1.3%
CACI International, Inc. - Class A(b)	26,000	13,853,060
Mining (except Oil and Gas) - 2.4%
Franco-Nevada Corp.	99,000	20,520,720
Wheaton Precious Metals Corp.	40,000	4,700,800
		25,221,520
Oil and Gas Extraction - 61.5%(f)
Texas Pacific Land Corp.(g)	2,227,998	639,925,586
Other Financial Investment Activities - 0.4%
99GRAYSC(b)(d)	100,000	1,000,000
Onex Corp.	34,000	2,797,180
Seaport Entertainment Group, Inc.(b)	30,000	593,100
		4,390,280
Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP	8,000	104,914
Urbana Corp.	400	2,830
Urbana Corp. - Class A	400	2,666
		110,410
Performing Arts, Spectator Sports, and Related Industries - 1.4%
Live Nation Entertainment, Inc.(b)	99,000	14,107,500
Real Estate - 1.1%
Howard Hughes Holdings, Inc.(b)	140,000	11,167,800
Securities and Commodities Exchanges - 1.6%
Cboe Global Markets, Inc.	60,000	15,060,000
Miami International Holdings, Inc.(b)	30,666	1,360,957
TXSE Group, Inc.(b)(d)	4,350	100,050
		16,521,007
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.6%
Brookfield Asset Management Ltd.	160,000	8,382,400
Brookfield Corp.	849,600	38,988,144
		47,370,544
Support Activities for Water Transportation - 4.7%
Clarkson PLC	71,800	3,692,251
Landbridge Co. LLC - Class A	916,400	44,894,436
		48,586,687

The accompanying notes are an integral part of these financial statements.

63

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE PARADIGM PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Services and Software - 0.3%
SB Technology, Inc.(b)(d)	156,886	$2,700,008
Telecommunications - 0.0%(a)
GCI LIBERTY INC SR ESCROW(b)(d)	72,000	0
Water, Sewage and Other Systems - 0.1%
WaterBridge Infrastructure LLC - Class A(b)	50,000	1,000,500
TOTAL COMMON STOCKS (Cost $132,123,295)		891,143,992
UNIT INVESTMENT TRUSTS - 14.2%
Grayscale Bitcoin Mini Trust ETF(b)	389,280	15,076,814
Grayscale Bitcoin Trust ETF(b)	1,946,400	133,055,904
Grayscale Ethereum Classic Trust(b)	12	78
Grayscale Litecoin Trust(b)	8	47
TOTAL UNIT INVESTMENT TRUSTS (Cost $25,987,832)		148,132,843

	Contracts
WARRANTS - 0.0%(a)
Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(b)	800	14,572
TOTAL WARRANTS (Cost $2,368)		14,572

	Shares
PREFERRED STOCKS - 0.0%(a)
Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030 (b)	800	600
TOTAL PREFERRED STOCKS (Cost $239)		600
TOTAL INVESTMENTS - 99.9% (Cost $158,113,734)		$1,039,292,007
Money Market Deposit Account - 0.3%(h)(i)		2,755,370
Liabilities in Excess of Other Assets - (0.2)%		(2,194,680)
TOTAL NET ASSETS - 100.0%		$1,039,852,697

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,343,083.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $7,800,058 or 0.8% of net assets as of December 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $145,236 or 0.0% of the Fund’s net assets.

(f)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $1,369,685 which represented 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.

64

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025

	Shares	Value
COMMON STOCKS - 85.0%
Accommodation - 2.9%
Civeo Corp.	558,032	$12,762,192
Administrative and Support Services - 0.0%(a)
RB Global, Inc.	400	41,148
Aerospace and Defense - 0.5%
Booz Allen Hamilton Holding Corp.	3,400	286,824
Science Applications International Corp.	19,600	1,972,936
		2,259,760
Beverage and Tobacco Product Manufacturing - 0.1%
Crimson Wine Group Ltd.(b)	49,300	241,570
Business Support Services - 0.0%(a)
Fermi, Inc.(b)(c)	13,333	106,664
Chemical Manufacturing - 1.0%
Interparfums, Inc.	53,200	4,512,956
Oil-Dri Corp. of America	400	19,576
		4,532,532
Data Center Infrastructure - 1.3%
Bolt Data & Energy Inc.(b)(d)	1,200,000	6,000,000
Diversified Real Estate Activities - 0.3%
PrairieSky Royalty Ltd.	72,000	1,417,916
Electric Power Generation, Transmission and Distribution - 5.5%
Hawaiian Electric Industries, Inc.(b)	2,000,000	24,600,000
Entertainment - 0.1%
IG Port, Inc.	34,200	286,019
Food Services and Drinking Places - 0.3%
Wendy’s Co.	144,600	1,204,518
Funds, Trusts, and Other Financial Vehicles - 0.4%
Mesabi Trust(c)	50,000	1,926,000
Global Exchanges - 0.1%(a)
Euronext N.V.	2,000	300,851
NZX Ltd	1,000	898
		301,749
Hospitality and Tourism - 2.0%
Carnival Corp.(b)	296,000	9,039,840
Royal Caribbean Cruises Ltd.	200	55,784
		9,095,624
Industrial Services - 0.1%
BRAEMAR PLC	189,800	550,056

	Shares	Value
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	4	$7,632
Legal Services - 0.1%
CRA International, Inc.	1,024	205,512
Machinery Manufacturing - 0.0%(a)
Oshkosh Corp.	400	50,252
Management of Companies and Enterprises - 3.3%
Associated Capital Group, Inc. - Class A	190,500	7,200,900
Centuri Holdings, Inc.(b)	400	10,100
Dundee Corp. - Class A(b)	99,000	277,398
Fairfax India Holdings Corp.(b)(e)	72,000	1,244,880
White Mountains Insurance Group Ltd.	2,940	6,109,408
		14,842,686
Management, Scientific, and Technical Consulting Services - 6.0%
CACI International, Inc. - Class A(b)	50,000	26,640,500
Media - 0.1%
Nippon Television Holdings, Inc.	400	9,717
Toei Animation Co. Ltd.	14,200	247,031
		256,748
Mining (except Oil and Gas) - 0.0%(a)
Triple Flag Precious Metals Corp.	720	23,918
Motor Vehicle and Parts Dealers - 0.1%
AutoNation, Inc.(b)	520	107,370
Penske Automotive Group, Inc.	500	79,145
		186,515
Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	880	181,878
Offices of Real Estate Agents and Brokers - 0.0%(a)
Aztec Land and Cattle Co. Ltd.	32	51,840
Oil and Gas Extraction - 44.1%(f)
Permian Basin Royalty Trust	99,600	1,691,208
Texas Pacific Land Corp.(g)	672,696	193,211,745
Western Midstream Partners LP	54,375	2,147,813
		197,050,766
Other Crop Farming - 0.1%
J G Boswell Co.	712	326,562
Other Financial Investment Activities - 1.8%
99GRAYSC(b)(d)	400,000	4,000,000
Galaxy Digital, Inc. - Class A(b)(c)	160,000	3,577,600
GAMCO Investors, Inc. - Class A	13,800	336,168
Seaport Entertainment Group, Inc.(b)	2,166	42,822
		7,956,590

The accompanying notes are an integral part of these financial statements.

65

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Other Investment Pools and Funds - 1.7%
Urbana Corp.	35,200	$249,020
Urbana Corp. - Class A	1,111,400	7,409,063
		7,658,083
Other Pipeline Transportation - 0.1%
Rubis SCA	14,200	535,011
Performing Arts, Spectator Sports, and Related Industries - 0.8%
Live Nation Entertainment, Inc.(b)	23,300	3,320,250
Madison Square Garden Entertainment Corp.(b)	772	41,603
Sphere Entertainment Co.(b)	772	73,402
		3,435,255
Promoters of Performing Arts, Sports, and Similar Events - 0.0%(a)
Madison Square Garden Sports Corp.(b)	240	62,076
Real Estate - 2.7%
DREAM Unlimited Corp.(b)	681,200	9,578,638
Howard Hughes Holdings, Inc.(b)	19,000	1,515,630
Tejon Ranch Co.(b)	72,000	1,135,440
		12,229,708
Securities and Commodities Exchanges - 0.9%
Miami International Holdings, Inc.(b)	80,624	3,578,093
TXSE Group, Inc.(b)(d)	17,390	399,970
		3,978,063
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.	234	67,458
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%(a)
OTC Markets Group, Inc. - Class A	800	41,040
Support Activities for Mining - 0.0%(a)
Liberty Energy, Inc.	400	7,384
Pason Systems, Inc.	8,000	69,885
		77,269
Support Activities for Water Transportation - 4.4%
Clarkson PLC	2,400	123,418
Landbridge Co. LLC - Class A	395,044	19,353,205
		19,476,623
Technology Services and Software - 0.8%
SB Technology, Inc.(b)(d)	209,181	3,600,005
Telecommunications - 0.0%(a)
LICT Corp.(b)	16	176,800

	Shares	Value
Water, Sewage and Other Systems - 3.4%
Pure Cycle Corp.(b)	26,000	$285,740
WaterBridge Infrastructure LLC - Class A(b)	732,765	14,662,628
		14,948,368
TOTAL COMMON STOCKS (Cost $147,475,692)		379,392,906
UNIT INVESTMENT TRUSTS - 5.1%
Grayscale Bitcoin Mini Trust ETF(b)	60,000	2,323,800
Grayscale Bitcoin Trust ETF(b)	300,000	20,508,000
Grayscale Ethereum Classic Trust(b)	60	389
Grayscale Litecoin Trust(b)	12	70
TOTAL UNIT INVESTMENT TRUSTS (Cost $3,169,082)		22,832,259

	Contracts
WARRANTS - 0.7%
Other Investment Pools and Funds - 0.7%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(b)	160,000	2,914,284

TOTAL WARRANTS (Cost $433,365)		2,914,284
TOTAL INVESTMENTS - 90.8% (Cost $151,078,139)		$405,139,449
Money Market Deposit Account - 10.3%(h)(i)		46,161,060
Liabilities in Excess of Other Assets - (1.1)%		(4,867,692)
TOTAL NET ASSETS - 100.0%		$446,432,817

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $4,301,409.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $13,999,975 or 3.1% of net assets as of December 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,244,880 or 0.3% of the Fund’s net assets.

(f)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

66

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE SMALL CAP OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)
(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(i)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $4,461,378 which represented 1.0% of net assets.

The accompanying notes are an integral part of these financial statements.

67

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025

	Shares	Value
COMMON STOCKS - 74.3%
Administrative and Support Services - 0.1%
RB Global, Inc.	1,400	$144,018
Aerospace and Defense - 0.0%(a)
Booz Allen Hamilton Holding Corp.	144	12,148
Science Applications International Corp.	200	20,132
		32,280
Agencies, Brokerages, and Other Insurance Related Activities - 0.1%
Brookfield Wealth Solutions Ltd.(b)	6,925	318,204
Asset Management - 0.2%
Investor AB(c)	17,000	610,091
Business Support Services - 0.1%
Circle Internet Group, Inc.(c)	800	63,440
Fermi, Inc.(b)(c)	10,000	80,000
		143,440
Coal Mining - 0.0%(a)
Core Natural Resources, Inc.	2	177
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.8%
Broadridge Financial Solutions, Inc.	9,000	2,008,530
Data Center Infrastructure - 2.2%
Bolt Data & Energy Inc.(c)(d)	1,200,000	6,000,000
Data Processing, Hosting, and Related Services - 0.7%
Mastercard, Inc. - Class A	1,000	570,880
Visa, Inc. - Class A	4,000	1,402,840
		1,973,720
Diversified Real Estate Activities - 0.0%(a)
PrairieSky Royalty Ltd.	200	3,939
Electric Power Generation, Transmission and Distribution - 7.4%
Hawaiian Electric Industries, Inc.(c)	1,612,000	19,827,600
Entertainment - 0.0%(a)
IG Port, Inc.	4,000	33,452
Financial Services - 0.0%
Hong Kong Exchanges & Clearing Ltd.	100	5,237
Value Partners Group Ltd.	2,000	622
		5,859
Funds, Trusts, and Other Financial Vehicles - 0.6%
Mesabi Trust(b)	41,482	1,597,887

	Shares	Value
Global Exchanges - 0.9%
ASX Ltd.	4,400	$151,046
Deutsche Boerse AG	1,800	473,205
Euronext N.V.(e)	7,720	1,161,284
Japan Exchange Group, Inc. - ADR(b)	8,200	87,412
London Stock Exchange Group PLC	600	72,401
NZX Ltd.	400,202	359,450
		2,683,870
Insurance Carriers - 0.0%(a)
Fairfax Financial Holdings Limited	2	3,816
Insurance Carriers and Related Activities - 0.0%(a)
Arthur J. Gallagher & Co.	400	103,516
Legal Services - 0.0%(a)
CRA International, Inc.	36	7,225
Live Sports (Spectator Sports) - 0.1%
BIGLEAGUE(c)(d)	2,455	148,724
Management of Companies and Enterprises - 3.1%
Associated Capital Group, Inc. - Class A	77,000	2,910,600
Fairfax India Holdings Corp.(c)(e)	84,200	1,455,818
Valterra Platinum Ltd. - ADR	2,455	34,370
White Mountains Insurance Group Ltd.	1,900	3,948,257
		8,349,045
Management, Scientific, and Technical Consulting Services - 0.1%
CACI International, Inc. - Class A(c)	300	159,843
Media - 0.0%(a)
AlphaPolis Co. Ltd.	200	2,093
Nippon Television Holdings, Inc.	400	9,716
Toei Animation Co. Ltd.	400	6,959
		18,768
Mining (except Oil and Gas) - 2.5%
Franco-Nevada Corp.	14,600	3,026,288
Wheaton Precious Metals Corp.	32,000	3,760,640
		6,786,928
Miscellaneous Durable Goods Merchant Wholesalers - 0.1%
Gold.com, Inc.	3,200	108,960
Motor Vehicle and Parts Dealers - 0.0%(a)
AutoNation, Inc.(c)	10	2,065
Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR(b)	7,045	145,761

The accompanying notes are an integral part of these financial statements.

68

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Nonmetallic Mineral Product Manufacturing - 0.0%(a)
Eagle Materials, Inc.	4	$827
Oil and Gas Extraction - 36.5%(f)
Permian Basin Royalty Trust(b)	127,450	2,164,101
Texas Pacific Land Corp.(g)	326,952	93,907,153
Western Midstream Partners LP	40,562	1,602,199
		97,673,453
Other Crop Farming - 0.1%
J G Boswell Co.	764	350,412
Other Financial Investment Activities - 2.7%
99GRAYSC(c)(d)	300,000	3,000,000
Bakkt Holdings, Inc.(b)(c)	32,000	321,280
Galaxy Digital, Inc. - Class A(c)	110,000	2,459,600
GAMCO Investors, Inc. - Class A	58,600	1,427,496
		7,208,376
Other Investment Pools and Funds - 3.4%
Partners Value Investments LP	435,150	5,706,677
Urbana Corp.	52,200	369,285
Urbana Corp. - Class A	428,400	2,855,896
		8,931,858
Real Estate - 0.1%
Tejon Ranch Co.(c)	11,400	179,778
Securities and Commodities Exchanges - 5.2%
Cboe Global Markets, Inc.	8,000	2,008,000
CME Group, Inc.	5,800	1,583,864
Intercontinental Exchange, Inc.	12,900	2,089,284
Miami International Holdings Inc.(c)	47,500	2,108,050
Miami International Holdings, Inc.(c)(e)	100,024	4,439,065
Nasdaq, Inc.	7,200	699,336
TMX Group Ltd.	18,000	684,959
TXSE Group, Inc.(c)(d)	17,390	399,970
		14,012,528
Securities and Commodity Contracts Intermediation and Brokerage - 0.0%(a)
Affiliated Managers Group, Inc.	190	54,773
MarketAxess Holdings, Inc.	48	8,700
		63,473
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
Brookfield Asset Management Ltd.	806	42,226
OTC Markets Group, Inc. - Class A	2,800	143,640
S&P Global, Inc.	113	59,053
		244,919

	Shares	Value
Support Activities for Water Transportation - 3.6%
Clarkson PLC	29,000	$1,491,299
Landbridge Co. LLC - Class A	166,000	8,132,340
		9,623,639
Technology Services and Software - 0.4%
SB Technology, Inc.(c)(d)	69,727	1,200,002
Water, Sewage and Other Systems - 3.1%
Pure Cycle Corp.(c)	3,200	35,168
WaterBridge Infrastructure LLC - Class A(c)	416,632	8,336,806
		8,371,974
TOTAL COMMON STOCKS (Cost $93,108,833)		198,699,885
UNIT INVESTMENT TRUSTS - 17.0%
Grayscale Bitcoin Mini Trust ETF(c)	119,774	4,638,847
Grayscale Bitcoin Trust ETF(c)	598,874	40,939,026
Grayscale Ethereum Classic Trust(c)	12	78
Grayscale Litecoin Trust(c)	8	47
TOTAL UNIT INVESTMENT TRUSTS (Cost $2,154,826)		45,577,998

	Contracts
WARRANTS - 0.4%
Other Investment Pools and Funds - 0.3%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93(c)	43,506	792,430

Securities and Commodities Exchanges - 0.1%
Miami International Holdings Warrant, Expires 04/01/2026, Exercise Price $7.50(c)(d)	7,235	213,577
TOTAL WARRANTS (Cost $130,057)		1,006,007

	Shares
PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
Partners Value Investments LP, Series 1*, 4.50%, Perpetual(c)	11,832	272,136

Other Investment Pools and Funds - 0.0%(a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030(c)	43,516	32,637
TOTAL PREFERRED STOCKS (Cost $259,342)		304,773

The accompanying notes are an integral part of these financial statements.

69

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
THE MARKET OPPORTUNITIES PORTFOLIO
Consolidated Portfolio of Investments - December 31, 2025(Continued)

	Par	Value
CONVERTIBLE BONDS - 0.0%(a)
Department Stores - 0.0%(a)
Sears Holdings Corp., 8.00%, 12/15/2019(d)(h)	$5,720	$0
TOTAL CONVERTIBLE BONDS (Cost $5,720)		0
TOTAL INVESTMENTS - 91.8% (Cost $95,658,778)		$245,588,663
Money Market Deposit Account - 9.1%(i)(j)		24,371,911
Liabilities in Excess of Other Assets - (0.9)%		(2,473,415)
TOTAL NET ASSETS - 100.0%		$267,487,159

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Represents less than 0.05% of net assets.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,775,768.
(c)	Non-income producing security.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,962,273 or 4.1% of net assets as of December 31, 2025.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $4,725,152 or 1.8% of the Fund’s net assets.

(f)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(g)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(h)	Issuer is currently in default.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

(j)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025 is $1,828,987 which represented 0.7% of net assets.

The accompanying notes are an integral part of these financial statements.

70

KINETICS MULTI-DISCIPLINARY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 90.4%
Abry Liquid Credit CLO, Series 2025-1A, Class A2, 5.60% (3 mo. Term SOFR + 1.65%), 10/20/2038(a)	$530,000	$530,416
Apex Credit CLO Ltd., Series 2021-1A, Class BR, 5.73% (3 mo. Term SOFR + 1.85%), 07/18/2034(a)	800,000	800,586
Atlantic Avenue Ltd., Series 2023-1A, Class BR, 5.57% (3 mo. Term SOFR + 1.80%), 01/15/2039(a)	750,000	749,995
Atlas Senior Loan Fund Ltd., Series 2019-14A, Class BR, 6.10% (3 mo. Term SOFR + 2.21%), 07/20/2032(a)	500,000	501,026
Battery Park CLO, Series 2022-1A, Class AR, 5.38% (3 mo. Term SOFR + 1.50%), 10/20/2037(a)	500,000	501,684
BlueMountain CLO Ltd.
Series 2021-33A, Class BR, 5.62% (3 mo. Term SOFR + 1.70%), 10/20/2038(a)	750,000	749,971
Series 2022-35A, Class BR, 5.71% (3 mo. Term SOFR + 1.85%), 10/22/2037(a)	500,000	500,284
Brant Point CLO Ltd.
Series 2023-1A, Class A2R, 5.56% (3 mo. Term SOFR + 1.70%), 07/26/2038(a)	600,000	600,600
Series 2024-4A, Class B, 5.83% (3 mo. Term SOFR + 1.95%), 07/20/2037(a)	1,000,000	1,001,684
Series 2024-6A, Class A2, 5.53% (3 mo. Term SOFR + 1.63%), 01/15/2038(a)	500,000	498,832
CIFC Funding Ltd., Series 2021-6A, Class B, 5.82% (3 mo. Term SOFR + 1.91%), 10/15/2034(a)	500,000	500,445
Eaton Vance Management, Series 2013-1A, Class BR4, 5.65% (3 mo. Term SOFR + 1.75%), 10/15/2038(a)	750,000	751,390
Eldridge CLO Ltd., Series 2025-1A, Class B, 5.57% (3 mo. Term SOFR + 1.65%), 10/20/2038(a)	500,000	500,517
Elevation CLO Ltd, Series 2013-1A, Class BR3, 6.12% (3 mo. Term SOFR + 1.90%), 07/25/2038(a)	750,000	751,371
Fort Washington CLO, Series 2019-1A, Class BR2, 5.78% (3 mo. Term SOFR + 1.90%), 10/20/2037(a)	500,000	501,454
Halsey Point CLO Ltd., Series 2021-4A, Class B, 5.90% (3 mo. Term SOFR + 2.01%), 04/20/2034(a)	475,000	475,364
Invesco CLO Ltd., Series 2022-3A, Class BR, 5.61% (3 mo. Term SOFR + 1.75%), 10/22/2037(a)	250,000	250,291

	Par	Value
Madison Park Funding Ltd., Series 2020-47A, Class BR, 5.83% (3 mo. Term SOFR + 1.95%), 04/19/2037(a)	$250,000	$250,676
Man GLG US CLO, Series 2023-1A, Class A, 6.18% (3 mo. Term SOFR + 2.30%), 07/20/2035(a)	500,000	500,192
Mountain View CLO Ltd., Series 2019-2A, Class B1R, 6.05% (3 mo. Term SOFR + 2.15%), 07/15/2037(a)	450,000	450,947
Post CLO
Series 2022-1A, Class B, 5.78% (3 mo. Term SOFR + 1.90%), 04/20/2035(a)	665,000	665,588
Series 2023-1A, Class BR, 5.56% (3 mo. Term SOFR + 1.70%), 10/20/2038(a)	500,000	500,637
Sandstone Peak Ltd., Series 2023-1A, Class BR, 5.63% (3 mo. Term SOFR + 1.75%), 07/20/2038(a)	500,000	500,300
Sound Point CLO Ltd.
Series 2022-1A, Class B, 5.76% (3 mo. Term SOFR + 1.90%), 04/25/2035(a)	750,000	750,309
Series 2025-1RA, Class A2, 5.54% (3 mo. Term SOFR + 1.65%), 02/20/2038(a)	800,000	800,905
Venture CDO Ltd.
Series 2013-15A, Class BR3, 6.04% (3 mo. Term SOFR + 2.13%), 07/15/2032(a)	250,000	250,537
Series 2022-46A, Class A2R, 5.58% (3 mo. Term SOFR + 1.70%), 10/20/2037(a)	500,000	500,561
Voya CLO Ltd., Series 2019-4A, Class A2R, 5.52% (3 mo. Term SOFR + 1.61%), 01/15/2035(a)	430,000	430,087
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $15,740,299)		15,766,649
TOTAL INVESTMENTS - 90.4% (Cost $15,740,299)		$15,766,649
Money Market Deposit Account - 8.3%(b)		1,450,474
Other Assets in Excess of Liabilities - 1.3%		214,697
TOTAL NET ASSETS - 100.0%		$17,431,820

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

71

KINETICS MULTI-DISCIPLINARY PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $15,766,649 or 90.4% of the Fund’s net assets.

(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.49%.

The accompanying notes are an integral part of these financial statements.

72

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
December 31, 2025

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$270,110,457	$51,032,272
Cash	12,074,121	3,776,951
Cash proceeds from securities lending	3,696,993	497,445
Receivable for contributed capital	17,929	42,001
Receivable for investments sold	—	24,593
Dividends and interest receivable	60,796	26,411
Prepaid expenses and other assets	7,254	4,474
Total assets	285,967,550	55,404,147
LIABILITIES:
Payable to Adviser	308,231	59,540
Payable to Trustees	5,553	1,071
Payable to Chief Compliance Officer	491	91
Payable for securities purchased	17,659	8,830
Payable for collateral received for securities loaned	3,696,993	497,445
Payable for withdrawn capital	124,909	14,382
Accrued expenses and other liabilities	65,385	27,503
Total liabilities	4,219,221	608,862
Net Assets	$ 281,748,329	$54,795,285
(1) Cost of investments	$72,444,052	$27,801,333
(2) Includes loaned securities with a market value of	$3,558,690	$483,270

The accompanying notes are an integral part of these financial statements.

73

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
December 31, 2025(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
ASSETS:
Investments, at value(1)(2)	$1,039,292,007	$405,139,449
Foreign currencies, at value(3)	—	27
Cash	1,385,685	41,699,682
Cash proceeds from securities lending	1,369,685	4,461,378
Receivable for contributed capital	175,059	393,702
Receivable for investments sold	13,377,663	157,834
Dividends and interest receivable	61,138	189,449
Prepaid expenses and other assets	12,332	8,260
Total assets	1,054,287,884	452,049,781
LIABILITIES:
Payable to Adviser	1,156,667	484,745
Payable to Custodian	12,483,869	—
Payable to Trustees	22,849	8,841
Payable to Chief Compliance Officer	2,086	738
Payable for securities purchased	8,830	20,899
Payable for collateral received for securities loaned	1,369,685	4,461,378
Payable for withdrawn capital	585,819	554,312
Accrued expenses and other liabilities	191,067	86,051
Total liabilities	14,435,187	5,616,964
Net Assets	$ 1,039,852,697	$446,432,817
(1) Cost of investments	$158,113,734	$151,078,139
(2) Includes loaned securities with a market value of	$1,343,083	$4,301,409
(3) Cost of foreign currencies	$—	$150

The accompanying notes are an integral part of these financial statements.

74

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
December 31, 2025(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
ASSETS:
Investments, at value(1)(2)	$245,588,663	$15,766,649
Foreign currencies, at value(3)	—	1,450,474
Cash	22,542,924	—
Cash proceeds from securities lending	1,828,987	—
Receivable for contributed capital	30,834	37,000
Dividends and interest receivable	199,348	185,238
Prepaid expenses and other assets	7,028	523
Total assets	270,197,784	17,439,884
LIABILITIES:
Payable to Adviser	291,880	3,696
Payable to Trustees	5,322	263
Payable to Chief Compliance Officer	436	20
Payable for securities purchased	35,319	—
Payable for collateral received for securities loaned	1,828,987	—
Payable for withdrawn capital	492,224	—
Accrued expenses and other liabilities	56,457	4,085
Total liabilities	2,710,625	8,064
Net Assets	$ 267,487,159	$17,431,820
(1) Cost of investments	$95,658,778	$15,740,299
(2) Includes loaned securities with a market value of	$1,775,768	$—

The accompanying notes are an integral part of these financial statements.

75

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Year Ended December 31, 2025

	The Internet Portfolio (Consolidated)	The Global Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$974,396	$406,549
Interest	1,453,196	615,215
Income from securities lending	125,735	12,614
Total investment income	2,553,327	1,034,378
EXPENSES:
Investment advisory fees	4,229,249	795,857
Administration fees	130,160	35,034
Professional fees	31,748	19,197
Fund accounting fees	39,024	9,722
Trustees’ fees	23,157	4,271
Chief Compliance Officer fees	3,394	661
Custodian fees and expenses	24,959	19,006
Registration fees	981	900
Other expenses	7,341	1,074
Total expenses	4,490,013	885,722
Net investment income (loss)	(1,936,686)	148,656
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	10,615,090	1,122,969
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(35,446,987)	(148,241)
Net realized and unrealized gain (loss) on investments	(24,831,897)	974,728
Net increase (decrease) in net assets resulting from operations	$ (26,768,583)	$1,123,384
† Net of foreign taxes withheld of:	$126,357	$95,178

The accompanying notes are an integral part of these financial statements.

76

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Year Ended December 31, 2025(Continued)

	The Paradigm Portfolio (Consolidated)	The Small Cap Opportunities Portfolio (Consolidated)
INVESTMENT INCOME:
Dividends†	$7,007,502	$2,803,743
Interest	1,356,628	3,382,594
Income from securities lending	230,867	79,506
Total investment income	8,594,997	6,265,843
EXPENSES:
Investment advisory fees	16,999,547	6,421,711
Administration fees	485,780	188,408
Professional fees	83,074	40,106
Fund accounting fees	152,797	58,767
Trustees’ fees	91,274	34,336
Chief Compliance Officer fees	14,108	5,267
Custodian fees and expenses	79,965	37,991
Registration fees	1,140	317
Other expenses	30,800	10,662
Total expenses	17,938,485	6,797,565
Net investment loss	(9,343,488)	(531,722)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	94,540,740	(263,690)
Long term realized gain distributions received from other investment companies	372,120	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(278,320,208)	(47,666,806)
Net realized and unrealized loss on investments	(183,407,348)	(47,930,496)
Net decrease in net assets resulting from operations	$(192,750,836)	$(48,462,218)
† Net of foreign taxes withheld of:	$264,980	$233,850

The accompanying notes are an integral part of these financial statements.

77

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Year Ended December 31, 2025(Continued)

	The Market Opportunities Portfolio (Consolidated)	The Multi- Disciplinary Income Portfolio
INVESTMENT INCOME:
Dividends†	$1,435,935	$—
Interest	2,520,380	951,364
Income from securities lending	72,178	—
Realized loss on paydown	—	(2,133)
Total investment income	4,028,493	949,231
EXPENSES:
Investment advisory fees	3,861,598	39,162
Administration fees	117,635	17,567
Professional fees	31,441	8,727
Fund accounting fees	36,585	2,293
Trustees’ fees	20,711	1,043
Chief Compliance Officer fees	3,151	148
Custodian fees and expenses	30,236	2,127
Registration fees	958	240
Other expenses	5,202	334
Total expenses	4,107,517	71,641
Less, voluntary expense waiver for investment advisory fees	—	—
Net expenses	4,107,517	71,641
Net investment income (loss)	(79,024)	877,590
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	3,531,651	(97)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(22,524,968)	(45,007)
Net realized and unrealized loss on investments	(18,993,317)	(45,104)
Net increase (decrease) in net assets resulting from operations	$ (19,072,341)	$832,486
† Net of foreign taxes withheld of:	$155,368	$—

The accompanying notes are an integral part of these financial statements.

78

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio (Consolidated)		The Global Portfolio (Consolidated)
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(1,936,686)	$646,357	$148,656	$215,525
Net realized gain on sale of investments and foreign currency	10,615,090	2,223,955	1,122,969	408,403
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(35,446,987)	141,553,335	(148,241)	14,622,178
Net increase (decrease) in net assets resulting from operations	(26,768,583)	144,423,647	1,123,384	15,246,106
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	20,525,399	24,430,090	26,303,787	21,279,236
Withdrawals	(43,565,621)	(27,437,765)	(22,272,841)	(4,821,431)
Net increase (decrease) in net assets resulting from capital share transactions	(23,040,222)	(3,007,675)	4,030,946	16,457,805
Total increase (decrease) in net assets	(49,808,805)	141,415,972	5,154,330	31,703,911
NET ASSETS:
Beginning of period	331,557,134	190,141,162	49,640,955	17,937,044
End of period	$ 281,748,329	$331,557,134	$54,795,285	$49,640,955

The accompanying notes are an integral part of these financial statements.

79

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets(Continued)

	The Paradigm Portfolio (Consolidated)		The Small Cap Opportunities Portfolio (Consolidated)
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(9,343,488)	$3,364,603	$(531,722)	$3,324,711
Net realized gain (loss) on sale of investments and foreign currency	94,912,860	65,584,015	(263,690)	12,288,989
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(278,320,208)	589,073,494	(47,666,806)	157,317,304
Net increase (decrease) in net assets resulting from operations	(192,750,836)	658,022,112	(48,462,218)	172,931,004
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	104,241,069	63,780,544	82,409,200	58,007,184
Withdrawals	(203,474,494)	(182,039,049)	(53,309,891)	(49,824,266)
Net increase (decrease) in net assets resulting from capital share transactions	(99,233,425)	(118,258,505)	29,099,309	8,182,918
Total increase (decrease) in net assets	(291,984,261)	539,763,607	(19,362,909)	181,113,922
NET ASSETS:
Beginning of period	1,331,836,958	792,073,351	465,795,726	284,681,804
End of period	$ 1,039,852,697	$1,331,836,958	$446,432,817	$465,795,726

The accompanying notes are an integral part of these financial statements.

80

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets(Continued)

	The Market Opportunities Portfolio (Consolidated)		The Multi-Disciplinary Income Portfolio
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(79,024)	$995,665	$877,590	$895,820
Net realized gain (loss) on sale of investments and foreign currency	3,531,651	1,152,608	(97)	212
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(22,524,968)	99,593,891	(45,007)	33,694
Net increase (decrease) in net assets resulting from operations	(19,072,341)	101,742,164	832,486	929,726
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	160,491,625	33,719,079	6,309,811	3,448,353
Withdrawals	(97,427,284)	(43,200,796)	(3,338,715)	(3,075,477)
Net increase (decrease) in net assets resulting from capital share transactions	63,064,341	(9,481,717)	2,971,096	372,876
Total increase in net assets	43,992,000	92,260,447	3,803,582	1,302,602
NET ASSETS:
Beginning of period	223,495,159	131,234,712	13,628,238	12,325,636
End of period	$ 267,487,159	$223,495,159	$17,431,820	$13,628,238

The accompanying notes are an integral part of these financial statements.

81

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non- diversified” series of the Trust, except The Global Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio may have multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Multi-Disciplinary Income Portfolio, seeks to provide investors with long- term capital growth. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet- related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components. The Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio utilize wholly-owned subsidiaries to achieve their investment objectives. Please see Note 2 for further details.
2. SIGNIFICANT ACCOUNTING POLICIES
Security Valuation – Master Portfolios equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.
Composite option pricing calculates the mean of the highest bid price and lowest asked price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized

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pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value by the Adviser, as the Portfolios’ Valuation Designee. In determining the fair value of a security, the Adviser, as Valuation Designee, shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At December 31, 2025, 3.37%, 2.39%, 0.75%, 3.14%, and 4.10% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The Multi-Disciplinary Income Portfolio did not hold any fair valued securities at December 31, 2025.
Bitcoin – The Master Portfolios invest in Grayscale Bitcoin Trust, a Delaware statutory trust (“Bitcoin Trust”) that invests in bitcoins. From time to time, the Bitcoin Trust issues creation units in exchange for bitcoins and distributes bitcoins in exchange for redemption units. The performance of the Bitcoin Trust is intended to reflect changes in the value of the Bitcoin Trust’s bitcoin investments. At December 31, 2025, 57.86%, 21.33%, 14.25% 5.11%, and 17.04% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were invested in the Bitcoin Trust. Investments in bitcoins produce non-qualifying income under Subchapter M of the Internal Revenue Code.
Bitcoin is a decentralized digital currency that enables instant transfers to anyone, anywhere in the world. Managing transactions in bitcoins occurs via an open source, cryptographic protocol central authority. The Bitcoin Network is an online, end-user-to-end-user network that hosts the public transaction ledger, known as the Blockchain, and the source code that comprises the basis for the cryptographic and algorithmic protocols governing the Bitcoin Network. No single entity owns or operates the Bitcoin Network, the infrastructure of which is collectively maintained by a decentralized user base. Since the Bitcoin Network is decentralized, it does not rely on either governmental authorities or financial institutions to create, transmit or determine the value of bitcoins. Rather, the value of bitcoins is determined by the supply of and demand for bitcoins in the global bitcoin exchange market for the trading of bitcoins, which consists of transactions on electronic bitcoin exchanges (“Bitcoin Exchanges”). Pricing on Bitcoin Exchanges and other venues can be volatile and can adversely affect the value of the Bitcoin Trust. Currently, there is relatively small use of bitcoins in the retail and commercial marketplace in comparison to the relatively large use of bitcoins by speculators, thus contributing to price volatility that could adversely affect a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoins may be irretrievable. As a result, any incorrectly executed bitcoin transactions could adversely affect the value of a Master Portfolio’s direct or indirect investment in the Bitcoin Trust. Shares of the Bitcoin Trust may trade at a premium or discount to the net asset value of the Bitcoin Trust. The price of bitcoins is set in transfers by mutual agreement or barter as well as the number of merchants that accept bitcoins. Because bitcoins are digital files that can be transferred without the involvement of intermediaries or third parties, there are little or no transaction costs in direct end-user-to-end-user transactions. Bitcoins can be used to pay for goods and services or can be converted to fiat currencies, such as the U.S.

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December 31, 2025(Continued)
dollar, at rates determined by the Bitcoin Exchanges. Additionally, third party service providers such as Bitcoin Exchanges are also used for transfers, but they may charge significant fees for processing transactions.
As bitcoins have grown in popularity, the U.S. Congress and a number of federal and state agencies (including the Financial Crimes Enforcement Network (FinCEN), the U.S. Securities and Exchange Commission, the Commodity Futures Trading Commission, the Financial Industry Regulatory Authority, the Consumer Financial Protection Bureau, the Department of Justice, the Department of Homeland Security, the Federal Bureau of Investigation, the IRS, and state financial institution regulators) have begun to examine the operations of the network that facilitates bitcoins, bitcoin users and the Bitcoin Exchanges, with particular focus on (1) the extent to which bitcoins can be used to launder the proceeds of illegal activities or fund criminal or terrorist enterprises, (2) the safety and soundness of the Bitcoin Exchange or other service-providers that hold bitcoins for users and (3) other risks to investors and consumers who hold and use bitcoins. Ongoing and future regulatory actions may alter, perhaps to a materially adverse extent, the value of a Master Portfolio’s and its Subsidiary’s investment in the Bitcoin Trust or the ability of the Bitcoin Trust to continue to operate.
Consolidation of Subsidiaries – The consolidated financial statements include the accounts of Cayman wholly-owned Controlled Foreign Corporations (“CFCs”) and the accounts of Delaware Corporations (the “Cayman” or “Delaware,” respectively, or “Subsidiaries” for both). The respective Master Portfolios hold a CFC: Internet Portfolio, Global Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio. The respective Master Portfolios hold a Delaware subsidiary: Internet Portfolio, Global Portfolio and Market Opportunities Portfolio. Each Master Portfolio can invest up to 25% of its total assets in the Subsidiaries. The Subsidiaries act as an investment vehicle in order to invest in commodity-linked and bitcoin-linked instruments consistent with the Portfolio’s investment objectives and policies. By investing in its Subsidiaries, a Master Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are generally similar to those that are permitted to be held by the Master Portfolio and are subject to the same risks that apply to similar investments if held directly by the Master Portfolio. Each Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, each Master Portfolio wholly-owns and controls its Subsidiaries, making it unlikely that the Subsidiaries will take action contrary to the interests of the Master Portfolio. Each Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures as its Master Portfolio.
The Cayman Subsidiary is an exempted Cayman investment company and is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, each Cayman Subsidiary is a CFC not subject to U.S. income taxes. As a wholly-owned CFC, however, each Cayman Subsidiary’s net income and capital gain will be included each year in the respective Portfolio’s investment company taxable income.
As of December 31, 2025, the respective Cayman Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$41,940,653	14.89%
Global Portfolio	3,363,318	6.14%
Paradigm Portfolio	151,137,503	14.53%
Small Cap Opportunities Portfolio	26,917,496	6.03%
Market Opportunities Portfolio	17,727,438	6.63%

The Delaware Subsidiary is organized under Delaware law. Any net gains that the Delaware Subsidiary recognizes on future sales of the contributed Bitcoin Trust shares will be subject to federal and state corporate income tax, but the dividends that the Delaware Subsidiary pays to its respective Master Portfolio (i.e., those gains, net of the tax paid and any other expenses of the Delaware Subsidiary) will be eligible to be treated as “qualified dividend income” under the Internal Revenue Code.

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December 31, 2025(Continued)
As of December 31, 2025, the respective Delaware Subsidiary’s net assets and percent of the respective Portfolio’s net assets were:

Internet Portfolio	$803	0.00%
Global Portfolio	789	0.00%
Market Opportunities Portfolio	847	0.00%

Repurchase Agreements – Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Foreign Currency Translations – The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities – The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios’ Adviser under the oversight of the Board of Trustees. At December 31, 2025, market value and percentage of 144A securities held by the Master Portfolios are disclosed under the respective schedule of investments.
An illiquid asset is any asset which may not be sold or disposed of in current market conditions within seven days without the sale or disposition significantly changing the market value of the investment. At December 31, 2025, market value and percentage of illiquid securities held by the Master Portfolios are disclosed under the respective schedule of investments.
When-Issued Securities – The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities.
Securities Lending – Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 331∕3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Significant Investments – The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments or other funds) expose the portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At December 31, 2025, The Internet Portfolio, The

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Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio and The Multi-Disciplinary Income Portfolio invested approximately 71%, 44%, 74%, 55%, 55% and 6% of their respective net assets in individual securities greater than 5% of net assets. See the respective Schedule of Investments for further details.
Holding a large concentration in a single security or issuer may expose the portfolios to the market volatility of that specific security or issuer if the security or issuer performs worse than the market as a whole, which could adversely affect the portfolios’ performance. At December 31, 2025, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio held 19.3%, 13.6% 61.5% 43.3% and 35.1% of their respective net assets in Texas Pacific Land Corp. Because a large portion of its revenue is derived from oil and gas royalties, the performance of the portfolios could be adversely affected if the underlying markets for oil and gas were to decline, thereby having a more significant impact on the portfolios given the concentration in this holding.
Short-Term Investments – The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.
Expense Allocation – Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes – Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of December 31, 2025, open tax years include the tax years ended December 31, 2022 through December 31, 2025. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Segment Reporting – The Fund adopted Financial Accounting Standard Board Update 2023-07, Segment Reporting (Topic 280) – Improvement to Reportable Segment Disclosure (“ASU 2023-07”) during the current fiscal period. The Fund’s adoption of the new standard impacted financial statements disclosures only and did not affect the Fund’s financial position or result of operations.
The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Other – Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been incorporated in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

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December 31, 2025(Continued)
3. INVESTMENT ADVISER
The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Horizon Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics Holding Corporation. Under the terms of the Agreements, the Master Portfolios, except the Multi-Disciplinary Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. Effective as of April 30, 2023, the Adviser agreed to reduce the management fee for the Multi-Disciplinary Income Portfolio from 1.25% to 1.00%. Additionally, effective as of April 30, 2023, the Adviser agreed to waive 0.75% of the 1.00% management fee for the Multi-Disciplinary Income Portfolio through April 30, 2026.
For the period ended December 31, 2025, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$4,229,249
The Global Portfolio	795,857
The Paradigm Portfolio	16,999,547
The Small Cap Opportunities Portfolio	6,421,711
The Market Opportunities Portfolio	3,861,598
The Multi-Disciplinary Income Portfolio	39,162

For the period ended December 31, 2025, the Trust was allocated approximately $25,000 for the services of the Chief Compliance Officer employed by the Adviser.
4. SECURITIES TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments and short-term options, for the period ended December 31, 2025, were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Internet Portfolio	$—	$141,523,408	$—	$135,588,270
The Global Portfolio	—	16,427,478	—	2,301,532
The Paradigm Portfolio	—	44,342,801	—	134,305,515
The Small Cap Opportunities Portfolio	—	57,811,408	—	1,999,090
The Market Opportunities Portfolio	—	64,131,795	—	10,651,182
The Multi-Disciplinary Income Portfolio	—	14,056,593	—	10,645,000

As of December 31, 2025, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm
Tax Cost of Investments	$72,249,907	$28,755,239	$161,523,448
Unrealized Appreciation	203,574,416	24,465,949	886,836,932
Unrealized Depreciation	(5,713,866)	(2,188,916)	(9,068,373)
Net Unrealized Appreciation	$197,860,550	$22,277,033	$877,768,559

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)

	Small Cap Opportunities	Market Opportunities	Multi- Disciplinary Income
Tax Cost of Investments	$157,788,074	$97,441,283	$15,740,299
Unrealized Appreciation	266,589,324	153,646,047	28,554
Unrealized Depreciation	(19,237,949)	(5,498,667)	(2,204)
Net Unrealized Appreciation	$247,351,375	$148,147,380	$26,350

5. PORTFOLIO SECURITIES LOANED
As of December 31, 2025, the Master Portfolios had loaned securities that were collateralized by cash. The majority of the cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at December 31, 2025, were as follows:

	Securities	Collateral
The Internet Portfolio	$3,558,690	$3,696,993
The Global Portfolio	483,270	497,445
The Paradigm Portfolio	1,343,083	1,369,685
The Small Cap Opportunities Portfolio	4,301,409	4,461,378
The Market Opportunities Portfolio	1,775,768	1,828,987
The Multi-Disciplinary Income Portfolio	—	—

6. SELECTED FINANCIAL HIGHLIGHTS
Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Total Return	(8.70)%	76.81%	30.16%	(23.86)%	15.72%
Ratio of expenses to average net assets:	1.33%	1.34%	1.35%	1.35%	1.34%
Ratio of net investment income (loss) to average net assets:	(0.57)%	0.26%	1.23%	(0.18)%	(0.92)%
Portfolio turnover rate	45%	43%	19%	19%	4%

	The Global Portfolio
	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Total Return	2.88%	72.10%	11.79%	(6.53)%	16.23%
Ratio of expenses to average net assets:	1.39%	1.45%	1.49%	1.46%	1.48%
Ratio of net investment income (loss) to average net assets:	0.23%	0.73%	1.71%	0.18%	(1.00)%
Portfolio turnover rate	5%	34%	16%	57%	7%

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)

	The Paradigm Portfolio
	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Total Return	(14.27)%	88.79%	(16.59)%	29.48%	38.46%
Ratio of expenses to average net assets:	1.32%	1.32%	1.34%	1.33%	1.33%
Ratio of net investment income (loss) to average net assets:	(0.69)%	0.32%	(0.20)%	0.15%	(0.58)%
Portfolio turnover rate	3%	2%	0%	0%	1%

	The Small Cap Opportunities Portfolio
	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Total Return	(8.34)%	68.83%	(14.40)%	32.26%	50.63%
Ratio of expenses to average net assets:	1.32%	1.33%	1.35%	1.34%	1.34%
Ratio of net investment income (loss) to average net assets:	(0.10)%	0.96%	0.52%	0.37%	(0.62)%
Portfolio turnover rate	0%	6%	2%	6%	3%

	The Market Opportunities Portfolio
	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Total Return	(3.02)%	84.14%	(7.29)%	15.02%	28.08%
Ratio of expenses to average net assets:	1.33%	1.34%	1.36%	1.36%	1.36%
Ratio of net investment income (loss) to average net assets:	(0.03)%	0.59%	0.94%	0.22%	(0.74)%
Portfolio turnover rate	4%	7%	5%	13%	2%

	The Multi-Disciplinary Income Portfolio
	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Total Return	5.52%	7.28%	5.24%	(2.29)%	1.23%
Ratio of expenses to average net assets:	0.46%	0.51%	0.94%	1.48%	1.44%
Ratio of net investment income to average net assets:	5.60%	6.77%	5.16%	2.14%	1.74%
Portfolio turnover rate	74%	37%	37%	0%	0%

7. SUMMARY OF FAIR VALUE EXPOSURE
Various inputs are used in determining the value of Master Portfolio’s and Spin-Off Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-Off Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Spin-Off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

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The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of December 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$91,634,361	$5,946,920	$8,900,108	$106,481,389
Unit Investment Trust	163,026,579	—	—	163,026,579
Warrants	—	—	602,488	602,488
Total Investments in Securities	$254,660,940	$5,946,920	$9,502,596	$270,110,456

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$3,051,945
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	3,497,463 ***
Net purchases and/or acquisitions	8,900,108
Net sales and/or write - offs	—
Transfer in and/or out of Level 3	(5,946,920)
Balance as of December 31, 2025	$9,502,596

Description	Fair Value at 12/31/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$2,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$4,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Warrants	$602,488		Volatility	29.0%
		Option Pricing Model	Years to Maturity	0.25 years
			Risk-Free Rate	3.66%
Common Stocks	$2,700,008	Cost Approach	Precedent Transaction	$17.21 - $17.21
Common Stocks	$200,100	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
**
An increase to the input used would result in an increase to the value of the underlying security, except for discount for lack of marketability which would result in a decline to the value of the security.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2025 is $463,704.

90

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
The Global Portfolio
The following is a summary of the inputs used to value the The Global Portfolio’s net assets as of December 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$37,205,284	$755,740	$1,310,187	$39,271,211
Unit Investment Trust	11,683,949	—	—	11,683,949
Warrants	—	63,622	—	63,622
Preferred Stocks	—	13,490	—	13,490
Convertible Bonds	—	—	—*	—
Total Investments in Securities	$48,889,233	$832,852	$1,310,187	$51,032,272

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$99,990
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	10,145***
Net purchases and/or acquisitions	1,200,052
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2025	$1,310,187

Description	Fair Value at 12/31/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$110,135	Cost Approach	Precedent Transaction	$60.58
Common Stocks	$600,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$500,002	Cost Approach	Precedent Transaction	$17.21 - $17.21
Convertible Bonds	$— *	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00
Common Stocks	$100,050	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	An increase to the input used would result in an increase to the value of the underlying security.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2025 is $10,145.
The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of December 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$870,707,792	$12,636,142	$7,800,058	$891,143,992
Unit Investment Trust	148,132,843	—	—	148,132,843
Warrants	—	14,572	—	14,572
Preferred Stocks	—	600	—	600
Total Investments in Securities	$1,018,840,635	$12,651,314	$7,800,058	$1,039,292,007

91

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—***
Net purchases and/or acquisitions	7,800,058
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2025	$7,800,058

Description	Fair Value at 12/31/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$1,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$4,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$—*	Asset Liquidation Analysis	Precedent Transaction	$0.00 - $0.00
Common Stocks	$2,700,008	Cost Approach	Precedent Transaction	$17.21 - $17.21
Common Stocks	$100,050	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	An increase to the input used would result in an increase to the value of the underlying security.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2025 is $0.
The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of December 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$358,192,031	$7,200,900	$13,999,975	$378,392,906
Unit Investment Trust	22,832,259	—	—	22,832,259
Warrants	—	2,914,284	—	2,914,284
Total Investments in Securities	$381,024,290	$10,115,184	$13,999,975	$405,139,449

As of December 31, 2025, there were no investments in Level 3 securities.
During the period ended December 31, 2025, there were no transfers into or out of Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—***
Net purchases and/or acquisitions	13,999,975
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2025	$13,999,975

92

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)

Description	Fair Value at 12/31/2023	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$4,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$6,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Common Stocks	$3,600,005	Cost Approach	Precedent Transaction	$17.21 - $17.21
Common Stocks	$399,970	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**	An increase to the input used would result in an increase to the value of the underlying security.
***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2025 is $0.
The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of December 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$192,932,539	$5,018,650	$10,748,696	$198,669,885
Unit Investment Trust	45,577,998	—	—	45,577,998
Warrants	—	792,430	213,577	1,006,007
Preferred Stocks	—	304,773	—	304,773
Convertible Bonds	—	—	—*	—
Total Investments in Securities	$228,510,537	$6,115,853	$10,962,273	$245,588,663

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2024	$1,216,870
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1,253,481***
Net purchases and/or acquisitions	10,599,972
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	(2,108,050)
Balance as of December 31, 2025	$10,962,273

93

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)

Description	Fair Value at 12/31/2025	Valuation Techniques	Unobservable Input	Range**
Common Stocks	$3,000,000	Cost Approach	Precedent Transaction	$10.00 - $10.00
Common Stocks	$148,724	Cost Approach	Precedent Transaction	$60.58
Preferred Stock	$6,000,000	Cost Approach	Precedent Transaction	$5.00 - $5.00
Warrants	$213,577		Volatility	29.0%
		Option Pricing Model	Years to Maturity	0.25 years
			Risk-Free Rate	3.66%
Common Stocks	$1,200,002	Cost Approach	Precedent Transaction	$17.21 - $17.21
Convertible Bonds	$—*	Asset Liquidation Analysis	Liquidation Proceeds	$0.00 - $0.00
Common Stocks	$399,970	Cost Approach	Precedent Transaction	$23.00 - $23.00

^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
**
An increase to the input used would result in an increase to the value of the underlying security, except for discount for lack of marketability which would result in a decline to the value of the security.

***	Total change in unrealized appreciation/(depreciation) relating to Level 3 investment assets and investment liabilities still held by the Fund at December 31, 2025 is $178,082.
The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of December 31, 2025:

Assets^	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligation	$—	$15,766,649	$—	$15,766,649
Total Investments in Securities	$—	$15,766,649	$—	$15,766,649

As of December 31, 2025, there were no investments in Level 3 securities.
During the period ended December 31, 2025, there were no transfers into or out of Level 3.
^	See Consolidated Portfolio of Investments for breakout of investments by industry classification.
8. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. At December 31, 2025, none of the Portfolios held any derivative instruments and there were no transactions during the period ended December 31, 2025.
9. OFFSETTING ASSETS AND LIABILITIES
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre- arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.

94

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of December 31, 2025:

		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Gross Amounts not Offset in the Statement of Assets & Liabilities
					Financial Instruments	Collateral Pledged (Received)	Net Amount
The Internet Portfolio	Securities Lending	$3,696,993	$—	$3,696,993	$3,696,993	$—	$—
		$3,696,993	$—	$3,696,993	$3,696,993	$—	$—
The Global Portfolio	Securities Lending	$497,445	$—	$497,445	$497,445	$—	$—
		$497,445	$—	$497,445	$497,445	$—	$—
The Paradigm Portfolio	Securities Lending	$1,369,685	$—	$1,369,685	$1,369,685	$—	$—
		$1,369,685	$—	$1,369,685	$1,369,685	$—	$—
The Small Cap Opportunities Portfolio	Securities Lending	$4,461,378	$—	$4,461,378	$4,461,378	$—	$—
		$4,461,378	$—	$4,461,378	$4,461,378	$—	$—
The Market Opportunites Portfolio	Securities Lending	$1,828,987	$—	$1,828,987	$1,828,987	$—	$—
		$1,828,987	$—	$1,828,987	$1,828,987	$—	$—

10. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or translations that occurred during the year that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.
11. RECENT ACCOUNTING PRONOUNCEMENTS
ASU 2023-09 - Improvement to Income Tax Disclosure
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvement to Income Tax Disclosure, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes in the Funds’ financial statements. The Advisor has adopted the amendment for the current fiscal period, but related income taxes paid were deemed immaterial.
12. INFORMATION ABOUT PROXY VOTING (UNAUDITED)
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended December 31, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

95

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
December 31, 2025(Continued)
13. INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)
The Master Portfolios file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Master Portfolios’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

96

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of Kinetics Portfolios Trust
Opinion on the Financial Statements
We have audited the accompanying statements [consolidated where noted as such] of assets and liabilities of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, and The Multi-Disciplinary Income Portfolio (the “Funds”), each a series of Kinetics Portfolios Trust (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the [consolidated where noted as such] financial position of the Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2004.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers or through other appropriate auditing procedures when replies from brokers were unable to be obtained. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 27, 2026

97

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

98

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS (Unaudited)
The management and affairs of the Funds and the Portfolios are under the oversight of the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard.
Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust, length of time served, principal occupations over at least the last five years, number of Funds and Portfolios overseen and any other Directorships held. The SAI includes additional information about the Funds’ officers and directors and is available, without charge, upon request by calling 1-800-930-3828.
Board of Directors/Board of Trustees
Independent Directors/Trustees

Name, Address and and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Steven T . Russell Year Born: 1963 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 24 years	Professor of Business Law, Suffolk County Community College (1997 to Present); Lawyer, Private Practice (2010 to present).	13	N/A
Douglas Cohen, CPA Year Born: 1961 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 24 years	Chief Financial Officer, Sunrise Credit Services, Inc. (2005 to 2021).	13	N/A
William J. Graham Year Born: 1961 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 24 years	Attorney, William J. Graham, PC (2001 to present); Assistant Town Attorney, Town of Islip, NY (2016 to 2021).	13	N/A
Joseph E. Breslin Year Born: 1953 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 24 years	Counsel, White Oak Global Advisors, LLC (2016 to present).	13
Trustee, Forethought Variable Insurance Trust (23 portfolios); Trustee, BluArc MultiStrategy Fund (2014-2017); Chairman and Trustee, Northern Lights
Fund Trust IV (21 portfolios); Trustee, Hatteras Alternative Mutual Funds Trust (5 portfolios) (2004-2016); Trustee, Underlying Funds Trust (5 portfolios) (2004-2016); Trustee, Director, Hatteras Master Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives TEI Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Fund, L.P. (2013-2016); Director, Hatteras Core Alternatives Institutional Fund, L.P. (2013-2016); and Director, Hatteras Core Alternatives TEI Institutional Fund, L.P. (2013-2016).

99

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS (Unaudited)(Continued)

Name, Address and and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
James M. Breen Year Born: 1959 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Independent Director/ Independent Trustee	Indefinite/ 24 years	Security Consultant and Licensed Florida Private Investigator (2019 to present); Special Agent, Florida Department of Law Enforcement (FDLE) (2015 to 2019); Vice President, HBES Consulting, Inc. (2014 to present); Citibank, Senior AML Analyst ((2014-2015); Senior Special Agent, Homeland Security Investigations, Miami, FL (2011 to 2014); Assistant Attaché Immigration & Customs Enforcement, Pretoria, South Africa (2008 to 2011).	13	N/A
Murray Stahl(3)(4) Year Born: 1953 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/ Trustee & Secretary	Indefinite/ 24 years	Chairman, FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities);Chairman and Chief Investment Officer, Horizon Kinetics Holding Corporation, (including Horizon Kinetics Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to 2019); CEO, Horizon Kinetics Holding Corporation (2015 to present).	13	Director and Officer of RENN Fund, Inc. (closed end investment company) (2017-present). Director of Texas Pacific Land Corp. (2021 to present). Director and Officer of FRMO Corp. (since 2001).
Peter B. Doyle(3) Year Born: 1962 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Director/ Trustee & President & Chairman of the Board	Indefinite/ 22 years	Vice President, FMRO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Managing Director, Horizon Kinetics Holding Corporation (including Horizon Kinetics Asset Management LLC (an SEC-registered investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers LLC (2000 to 2019); and President of Kinetics Mutual Funds, Inc. (1998 to present) . Co-Portfolio Manager of the RENN Fund, Inc. (2021 to present)	13	Director and Officer of FRMO Corp.

100

KINETICS PORTFOLIOS TRUST – MASTER INVESTMENT PORTFOLIOS
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS (Unaudited)(Continued)

Name, Address and and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex(1) Overseen by Director/ Trustee	Other Directorships Held by Director/Trustee(2)
Steven Bregman Year Born: 1958 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Co-Portfolio Manager and Investment Team Member	Indefinite/ 9 years	President and Co-Founder, Horizon Kinetics Holding Corporation, (including Horizon Kinetics Asset Management LLC (investment adviser) (1994 to present); Kinetics Asset Management LLC and Kinetics Advisers, LLC (2000 to 2019; President and CFO of FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities); Co-Portfolio Manager of RENN Fund, Inc. (closed end investment company) (since 2021);	13	Director of Winland Electronics, Inc (electronics) (since 2020). Director and Officer of FRMO Corp. (since 2001).

(1)	The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.
(2)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or investment companies registered under the 1940 Act.

(3)	Directors/Trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser and its affiliates.
(4)
Murray Stahl is a member of the Board of Directors (the “Board”) of Texas Pacific Land Corporation (“TPL”), a large holding in certain client accounts and funds, including Kinetics Mutual Funds, which are managed by Horizon Kinetics Asset Management LLC (“HKAM”). Officers, directors, and employees of HKAM may also hold substantial amounts of TPL, both directly and indirectly, in their personal accounts. HKAM seeks to address potential conflicts of interest through the adoption of various policies and procedures, which include both electronic and physical safeguards. All personal and proprietary trading is also subject to HKAM’s Code of Ethics and is monitored by the firm’s Legal and Compliance Department. As a result of Murray Stahl being on the Board of TPL, he does not have any trading authority over shares of TPL. All trading decisions for TPL in Murray Stahl’s personal accounts and in client accounts and funds where he remains a portfolio manager has been delegated to another portfolio manager.

Name, Address and Year of Birth	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director/ Trustee(2)
Russell W. Grimaldi Year Born: 1980 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Chief Compliance Officer	Indefinite/ 1 year	Chief Compliance Officer, Horizon Kinetics Holding Corporation (including Horizon Kinetics Asset Management (2011 to present), Chief Compliance Officer, Renn Fund, Inc. (2024 to present).	N/A
Jay H. Kesslen Year Born: 1973 c/o Horizon Kinetics Asset Management LLC 470 Park Avenue South New York, New York 10016	Vice President and Assistant Secretary	Indefinite/ 19 years
General Counsel, Horizon Kinetics Holding Corporation (including Horizon Kinetics Asset Management LLC (an SEC registered investment adviser) (2011 to present), Chief Compliance Officer, Horizon Kinetics Holding Corporation (2015-2016), Kinetics Asset Management LLC (2000 to present), Kinetics Advisers LLC (2000 to 2019), Kinetics Funds Distributor LLC (2000 to present), KBD Securities LLC (2000 to present)); FRMO Corp. (2014 to present).
N/A

101

Kinetics Mutual Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND SHAREHOLDER SERVICING AGENT
Horizon Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016
ADMINISTRATOR FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS

(b)	See Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4 or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	March 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jay Kesslen
Jay Kesslen,
Vice President for the President and Treasurer

Date:	March 3, 2026